UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4920

WASATCH FUNDS, INC.

(Exact name of registrant as specified in charter)

150 Social Hall Avenue

4th Floor

Salt Lake City, Utah 84111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Samuel S. Stewart, Jr. Wasatch Funds, Inc. 150 Social Hall Avenue, 4th Floor Salt Lake City, Utah 84111	Eric F. Fess, Esq. Chapman & Cutler LLP 111 West Monroe Street Chicago, IL 60603

Registrant’s telephone number, including area code: (801) 533-0777

Date of fiscal year end: September 30

Date of reporting period: December 31, 2008

Item 1.	Schedule of Investments.

WASATCH CORE GROWTH FUND (WGROX) – Schedule of Investments

December 31, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS 98.3%

	Aerospace & Defense 0.0%
687,880	DataPath, Inc.* *** +	$6,879

	Agricultural Products 1.9%
5,388,871	Chaoda Modern Agriculture Holdings Ltd. (China)	3,462,940
5,348,400	China Green Holdings Ltd. (China)	4,277,569

		7,740,509

	Apparel, Accessories & Luxury Goods 1.3%
4,282,187	Ports Design Ltd. (Hong Kong)	5,224,117

	Application Software 1.3%
114,715	FactSet Research Systems, Inc.	5,074,992

	Asset Management & Custody Banks 6.1%
139,694	Affiliated Managers Group, Inc.*	5,855,972
765,219	SEI Investments Co.	12,021,591
880,060	Solar Capital, LLC* ** *** +	6,301,230

		24,178,793

	Automotive Retail 5.5%
715,659	O’Reilly Automotive, Inc.*	21,999,358

	Construction & Engineering 4.2%
496,500	Chicago Bridge & Iron Co. N.V. (Netherlands)	4,989,825
155,115	Outotec Oyj (Finland)	2,404,989
234,473	URS Corp.*	9,559,464

		16,954,278

	Consumer Finance 2.3%
907,514	Dollar Financial Corp.*	9,347,394

	Distributors 0.9%
292,245	LKQ Corp.*	3,407,577

	Diversified Banks 2.9%
508,066	Axis Bank Ltd. (India)	5,273,531
312,330	HDFC Bank Ltd. (India)	6,439,515

		11,713,046

	Diversified Support Services 6.2%
862,212	Copart, Inc.*	23,443,544
517,571	LPS Brasil - Consultoria de Imoveis S.A. (Brazil)	1,464,824

		24,908,368

	Environmental & Facilities Services 1.1%
792,633	EnergySolutions, Inc.	4,478,376

	Footwear 1.4%
42,617,935	China Hongxing Sports Ltd. (China)	5,536,619

	Health Care Distributors 3.1%
662,707	PSS World Medical, Inc.*	12,472,146

	Health Care Facilities 4.0%
1,596,774	Emeritus Corp.*	16,015,643

	Health Care Services 4.0%
499,324	MEDNAX, Inc.*	15,828,571

	Homefurnishing Retail 2.2%
325,230	Aaron Rents, Inc.	8,657,623

	Industrial Machinery 4.0%
194,540	Graco, Inc.	4,616,434
469,280	IDEX Corp.	11,333,112

		15,949,546

	Internet Software & Services 1.6%
353,751	DealerTrack Holdings, Inc.*	4,206,099
121,485	VistaPrint Ltd.*	2,260,836

		6,466,935

	IT Consulting & Other Services 0.7%
159,590	Cognizant Technology Solutions Corp., Class A*	2,882,195

	Leisure Facilities 2.2%
668,779	Life Time Fitness, Inc.*	8,660,688

	Leisure Products 3.2%
716,759	Pool Corp.	12,880,159

	Mortgage REITs 5.0%
1,256,520	Annaly Capital Management, Inc.	19,940,972

	Oil & Gas Equipment & Services 2.4%
156,455	Dril-Quip, Inc.*	3,208,892
244,755	Helix Energy Solutions Group, Inc.*	1,772,026
915,155	TETRA Technologies, Inc.*	4,447,654

		9,428,572

	Oil & Gas Exploration & Production 3.7%
336,805	GMX Resources, Inc.*	8,527,903
395,075	Petrohawk Energy Corp.*	6,175,022

		14,702,925

	Personal Products 2.6%
217,294	Emami Ltd. (India)	1,010,203
437,170	Herbalife Ltd. (Cayman Islands)	9,477,846

		10,488,049

WASATCH CORE GROWTH FUND (WGROX) – Schedule of Investments (continued)

December 31, 2008 (Unaudited)

Shares		Value
	Property & Casualty Insurance 1.7%
242,607	Tower Group, Inc.	$6,843,944

	Research & Consulting Services 5.2%
262,493	CRA International, Inc.*	7,068,937
840,737	Resources Connection, Inc.*	13,771,272

		20,840,209

	Semiconductors 5.7%
166,900	Hittite Microwave Corp.*	4,916,874
387,065	Melexis N.V. (Belgium)	2,691,488
680,169	Micrel, Inc.	4,972,035
192,450	Netlogic Microsystems, Inc.*	4,235,825
234,708	Silicon Laboratories, Inc.*	5,816,064

		22,632,286

	Specialized Finance 1.5%
1,246,037	KKR Financial Holdings, LLC	1,968,738
232,560	MSCI, Inc., Class A*	4,130,266

		6,099,004

	Specialty Stores 1.2%
305,015	Hibbett Sports, Inc.*	4,791,786

	Thrifts & Mortgage Finance 1.3%
163,075	Housing Development Finance Corp. Ltd. (India)	4,991,743

	Trading Companies & Distributors 4.4%
370,952	MSC Industrial Direct Co., Inc., Class A	13,662,162
486,090	Rush Enterprises, Inc., Class B*	3,981,077

		17,643,239

	Trucking 3.5%
485,985	Old Dominion Freight Line, Inc.*	13,831,133

	Total Common Stocks (cost $561,418,420)	392,617,674

	PREFERRED STOCKS 0.6%

	Regional Banks 0.6%
1,062,475	Banco Daycoval S.A. Pfd. (Brazil)	2,414,716

	Total Preferred Stocks (cost $7,702,883)	2,414,716

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.7%

	Short Term Investments 1.7%
$6,853,000	Repurchase Agreement dated 12/31/08, 0.01% due 1/02/09 with Fixed Income Clearing Corporation collateralized by $4,645,000 of United States Treasury Bonds 6.375% due 8/15/27; value: $6,991,654; repurchase proceeds: $6,853,004 (cost $6,853,000)	$6,853,000

	Total Short-Term Investments (cost $6,853,000)	6,853,000

	Total Investments (cost $575,974,303) 100.6%^^	401,885,390
	Liabilities less Other Assets (0.6)%	(2,574,050)

	NET ASSETS 100.0%	$399,311,340

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

^^The aggregate amount of foreign securities fair valued pursuant to a systematic fair valuation model as a percent of net assets was 10.35%.

See Notes to Schedules of Investments.

At December 31, 2008, Wasatch Core Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Belgium	0.7
Brazil	1.0
Cayman Islands	2.4
China	3.3
Finland	0.6
Hong Kong	1.3
India	4.5
Netherlands	1.3
United States	84.9

Total	100.0%

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments

December 31, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS 93.1%

	Agricultural Products 3.4%
433,239	Chaoda Modern Agriculture Holdings Ltd. (China)	$278,403
494,595	China Green Holdings Ltd. (China)	395,569

		673,972

	Air Freight & Logistics 1.2%
1,009,777	Aramex PJSC* (United Arab Emirates)	241,236

	Alternative Carriers 2.4%
20,455	Global Village Telecom Holding S.A.* (Brazil)	222,531
24,575	Tulip Telecom Ltd. (India)	254,298

		476,829

	Apparel, Accessories & Luxury Goods 4.2%
976,210	Anta Sports Products Ltd. (China)	448,331
320,345	Ports Design Ltd. (Hong Kong)	390,809

		839,140

	Application Software 3.5%
11,815	Financial Technologies Ltd. (India)	121,819
3,157,180	Kingdee International Software Group Co. Ltd. (China)	324,406
16,945	Longtop Financial Technologies Ltd. ADR* (China)	256,208

		702,433

	Automobile Manufacturers 0.9%
58,590	Ghabbour Auto* (Egypt)	176,937

	Brewers 1.8%
53,140	Anadolu Efes Biracilik ve Malt Sanayii AS (Turkey)	356,847

	Coal & Consumable Fuels 1.4%
432,000	Tambang Batubara Bukit Asam Tbk PT (Indonesia)	278,394

	Construction & Engineering 1.7%
1,008,000	Midas Holdings Ltd. (China)	342,030

	Construction & Farm Machinery & Heavy Trucks 0.7%
1,176,949	China Farm Equipment Ltd. (China)	95,053
20,009	TIL Ltd. (India)	51,517

		146,570

	Consumer Finance 1.5%
171,305	Banco Compartamos S.A. de C.V. (Mexico)	309,248

	Department Stores 3.3%
603,170	Golden Eagle Retail Group Ltd. (China)	424,488
36,295	Lojas Renner S.A. (Brazil)	243,886

		668,374

	Diversified Banks 4.8%
33,355	Commercial Int’l Bank GDR (Egypt)	228,482
23,485	Doha Bank Q.S.C. (Qatar)	279,218
81,895	Federal Bank Ltd. (India)	274,426
115,900	Yes Bank Ltd.* (India)	181,727

		963,853

	Diversified Metals & Mining 1.7%
3,283,300	Philex Mining Corp.* (Philippines)	348,478

	Diversified Support Services 0.3%
21,355	LPS Brasil - Consultoria de Imoveis S.A. (Brazil)	60,439

	Drug Retail 1.3%
44,300	Corporativo Fragua S.A.B., Class B (Mexico)	255,912

	Electrical Components & Equipment 2.3%
1,248,110	Wasion Meters Group Ltd. (Hong Kong)	276,565
237,000	Zhuzhou CSR Times Electric Co. Ltd., Series H (China)	192,230

		468,795

	Electronic Equipment & Instruments 0.8%
253,313	Chroma ATE, Inc. (Taiwan)	160,813

	Food Retail 4.6%
20,010	BIM Birlesik Magazalar AS (Turkey)	420,859
1,382,875	CP ALL PCL (Thailand)	489,056

		909,915

	Footwear 1.1%
1,622,000	China Hongxing Sports Ltd. (China)	210,719

	General Merchandise Stores 1.5%
86,055	Eurocash S.A. (Poland)	291,019

	Health Care Equipment 1.0%
3,439,165	Mingyuan Medicare Development Co. Ltd. (China)	203,480

	Health Care Supplies 2.1%
279,000	Shandong Weigao Group Medical Polymer Co. Ltd., Class H (China)	424,664

	Home Entertainment Software 1.3%
8,010	Shanda Interactive Entertainment Ltd. ADR* (China)	259,204

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

December 31, 2008 (Unaudited)

Shares		Value
	Hotels, Resorts & Cruise Lines 1.2%
1,046,200	Minor International PCL (Thailand)	$237,636

	Industrial Machinery 2.9%
8,735	JVM Co. Ltd.* (Korea)	79,147
258,025	Shanthi Gears Ltd. (India)	180,909
60,440	Weg S.A. (Brazil)	323,971

		584,027

	Investment Banking & Brokerage 1.1%
37,675	Egyptian Financial Group-Hermes Holding GDR (Egypt)	226,050

	IT Consulting & Other Services 0.9%
77,830	Rolta India Ltd. (India)	187,045

	Leisure Products 1.0%
86,000	Giant Manufacturing Co. Ltd. (Taiwan)	192,052

	Life & Health Insurance 1.2%
78,200	Amil Participacoes S.A. (Brazil)	241,441

	Managed Health Care 1.3%
27,035	OdontoPrev S.A. (Brazil)	266,640

	Marine Ports & Services 1.7%
634,749	Int’l Container Terminal Services, Inc. (Philippines)	175,053
63,700	Santos Brasil Participacoes S.A.** (Brazil)	174,820

		349,873

	Oil & Gas Exploration & Production 4.7%
16,455	Addax Petroleum Corp. (Canada)	281,115
308,580	Afren plc* (South Africa)	116,630
114,280	Dragon Oil plc* (United Arab Emirates)	260,178
68,180	JKX Oil and Gas plc (United Kingdom)	182,862
53,330	Pacific Rubiales Energy Corp.* (Colombia)	94,607

		935,392

	Packaged Foods & Meats 1.2%
24,385	Straus Group Ltd. (Israel)	238,413

	Personal Products 1.7%
191,590	Dabur India Ltd. (India)	332,273

	Pharmaceuticals 3.8%
5,885	Daewoong Pharmaceutical Co. Ltd. (Korea)	246,629
21,660	Pharmstandard GDR* (Egypt)	230,332
55,815	Piramal Healthcare Ltd. (India)	276,411

		753,372

	Property & Casualty Insurance 1.4%
10,820	Qatar Insurance Co. (Qatar)	270,956

	Railroads 1.7%
25,795	Container Corp of India Ltd. (India)	330,201

	Regional Banks 0.9%
237,280	Asya Katilim Bankasi AS* (Turkey)	180,478

	Restaurants 3.6%
684,245	Ajisen China Holdings Ltd. (China)	320,292
458,525	Jollibee Foods Corp. (Philippines)	409,224

		729,516

	Security & Alarm Services 2.1%
9,550	S1 Corp.* (Korea)	412,794

	Soft Drinks 1.0%
49,000	Coca-Cola Icecek AS (Turkey)	203,692

	Specialized Finance 6.1%
105,605	BM&F BOVESPA S.A. (Brazil)	272,617
617,000	Bolsa Mexicana de Valores S.A., Series A* (Mexico)	445,536
205,770	Bursa Malaysia Bhd (Malaysia)	307,540
51,135	JSE Ltd. (South Africa)	202,938

		1,228,631

	Specialty Chemicals 1.1%
138,915	China Steel Chemical Corp. (Taiwan)	213,904

	Steel 1.4%
159,310	Sesa Goa Ltd. (India)	283,568

	Trading Companies & Distributors 1.5%
4,310,000	AKR Corporindo Tbk PT (Indonesia)	290,157

	Trucking 0.8%
54,725	Localiza Rent A Car S.A. (Brazil)	166,616

	Total Common Stocks (cost $35,838,395)	18,624,028

	PREFERRED STOCKS 3.4%

	Diversified Banks 1.8%
148,500	Banco do Estado do Rio Grande do Sul S.A., Series B Pfd (Brazil)	356,604

	Regional Banks 1.6%
138,145	Banco Daycoval S.A. Pfd. (Brazil)	313,966

	Total Preferred Stocks (cost $1,396,947)	670,570

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX) – Schedule of Investments (continued)

December 31, 2008 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 3.4%

	Short Term Investments 3.4%
$679,000	Repurchase Agreement dated 12/31/08, 0.01% due 1/2/09 with Fixed Income Clearing Corporation collateralized by $455,000 of United States Treasury Bonds 6.625% due 2/15/27; value: $699,472; repurchase proceeds: $679,000 (cost $679,000)	$679,000

	Total Short-Term Investments (cost $679,000)	679,000

	Total Investments (cost $37,914,343) 99.9%^^	19,973,598
	Other Assets less Liabilities 0.1%	21,178

	NET ASSETS 100.0%	$19,994,776

	*Non-income producing.

	**Common units.

	^^The aggregate amount of foreign securities fair valued pursuant to a systematic fair valuation model as a percent of net assets was 67.86%.

	ADR American Depositary Receipt.

	GDR Global Depositary Receipt.

	See Notes to Schedules of Investments.

At December 31, 2008, Wasatch Emerging Markets Small Cap Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Brazil	13.7
Canada	1.5
China	21.6
Colombia	0.5
Egypt	4.5
Hong Kong	3.5
India	12.8
Indonesia	3.0
Israel	1.2
Korea	3.8
Malaysia	1.6
Mexico	5.2
Philippines	4.8
Poland	1.5
Qatar	2.9
South Africa	1.7
Taiwan	2.9
Thailand	3.8
Turkey	6.0
United Arab Emirates	2.6
United Kingdom	0.9

Total	100.0%

WASATCH GLOBAL OPPORTUNITIES (WAGOX) – Schedule of Investments

December 31, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS 86.3%

	Agricultural Products 0.6%
91,520	Chaoda Modern Agriculture Holdings Ltd. (China)	$58,812
130,000	China Green Holdings Ltd. (China)	103,972

		162,784

	Air Freight & Logistics 0.8%
500,000	Aramex PJSC* (United Arab Emirates)	119,451
1,700	Forward Air Corp.	41,259
83,000	Goodpack Ltd. (Singapore)	48,104

		208,814

	Apparel Retail 1.5%
26,300	Esprit Holdings Ltd. (Hong Kong)	149,868
2,500	Jos. A. Bank Clothiers, Inc.*	65,375
18,700	KappAhl Holding AB (Sweden)	56,988
5,100	The Buckle, Inc.	111,282
5,000	Zumiez, Inc.*	37,250

		420,763

	Apparel, Accessories & Luxury Goods 4.4%
473,000	Anta Sports Products Ltd. (China)	217,229
1,100	Bijou Brigitte AG (Germany)	128,615
425,000	China Dongxiang Group Co. (China)	103,850
4,600	Fossil, Inc.*	76,820
5,100	Gerry Weber Int’l AG (Germany)	148,882
183,000	Ports Design Ltd. (Hong Kong)	223,254
53,000	Ted Baker plc (United Kingdom)	255,688
4,400	Volcom, Inc.*	47,960

		1,202,298

	Application Software 1.6%
2,500	Aveva Group plc (United Kingdom)	20,818
4,000	Computer Modelling Group Ltd. (Canada)	22,195
2,200	FactSet Research Systems, Inc.	97,328
1,566,000	Kingdee International Software Group Co. Ltd. (China)	160,909
8,500	Longtop Financial Technologies Ltd. ADR* (China)	128,520
1,400	Ultimate Software Group, Inc.*	20,440

		450,210

	Asset Management & Custody Banks 2.6%
1,800	Affiliated Managers Group, Inc.*	75,456
800	Diamond Hill Investment Group, Inc.	52,000
4,400	Eaton Vance Corp.	92,444
5,700	SEI Investments Co.	89,547
4,700	T. Rowe Price Group, Inc.	166,568
17,500	Treasury Group Ltd. (Australia)	55,717
4,745	Waddell & Reed Financial, Inc., Class A	73,358
4,000	Westwood Holdings Group, Inc.	113,640

		718,730

	Auto Parts & Equipment 0.5%
1,110,000	Norstar Founders Group Ltd. (Hong Kong)	136,611

	Automotive Retail 0.9%
8,200	O’Reilly Automotive, Inc.*	252,068

	Biotechnology 0.6%
11,215	Orexigen Therapeutics, Inc.*	62,580
715,486	Sino Biopharmaceutical Ltd. (China)	97,422

		160,002

	Commodity Chemicals 0.6%
11,000	TechnoSemiChem Co. Ltd.* (Korea)	86,771
15,200	Tokai Carbon Korea Co. Ltd.* (Korea)	70,002

		156,773

	Communications Equipment 0.5%
2,300	Neutral Tandem, Inc.*	37,306
6,500	Riverbed Technology, Inc.*	74,035
250,000	Sinotel Technologies Ltd.* (China)	21,122

		132,463

	Computer Storage & Peripherals 0.9%
32,000	Intevac, Inc.*	162,240
110	Wacom Co. Ltd. (Japan)	97,471

		259,711

	Construction & Engineering 0.9%
17,000	Lycopodium Ltd. (Australia)	14,156
221,000	Midas Holdings Ltd. (China)	74,989
6,300	Outotec Oyj (Finland)	97,678
295,000	Rotary Engineering Ltd. (Singapore)	50,460
65,000	Swick Mining Services Ltd.* (Australia)	13,230

		250,513

	Construction & Farm Machinery & Heavy Trucks 0.5%
2,300	Demag Cranes AG (Germany)	62,847
1,200	Faiveley S.A. (France)	80,842

		143,689

	Consumer Electronics 0.2%
6,500	Thinkware Systems Corp.* (Korea)	49,015

	Consumer Finance 1.3%
56,000	Banco Compartamos S.A. de C.V. (Mexico)	101,094
14,516	Dollar Financial Corp.*	149,515
17,100	United PanAm Financial Corp.*	27,360
4,400	World Acceptance Corp.*	86,944

		364,913

WASATCH GLOBAL OPPORTUNITIES (WAGOX) – Schedule of Investments (continued)

December 31, 2008 (Unaudited)

Shares		Value
	Data Processing & Outsourced Services 1.9%
3,600	NeuStar, Inc., Class A*	$68,868
12,300	Redecard S.A. (Brazil)	135,553
3,050	Syntel, Inc.	70,516
43,000	Wirecard AG* (Germany)	251,299

		526,236

	Department Stores 0.3%
12,400	Lojas Renner S.A. (Brazil)	83,322

	Distributors 0.7%
16,200	LKQ Corp.*	188,892

	Diversified Banks 0.8%
1,530	HDFC Bank Ltd. ADR (India)	109,211
5,600	ICICI Bank Ltd. ADR (India)	107,800

		217,011

	Diversified Support Services 1.5%
8,600	Copart, Inc.*	233,834
20,500	LPS Brasil - Consultoria de Imoveis S.A. (Brazil)	58,019
90	Prestige Int’l, Inc. (Japan)	130,751

		422,604

	Drug Retail 0.8%
10,600	Create SD Co. Ltd. (Japan)	231,444

	Education Services 0.9%
22,900	Kroton Educational S.A.* ** (Brazil)	122,258
800	MegaStudy Co. Ltd.* (Korea)	118,437

		240,695

	Electrical Components & Equipment 0.9%
2,200	Emerson Electric Co.	80,542
265,000	Wasion Meters Group Ltd. (Hong Kong)	58,721
134,000	Zhuzhou CSR Times Electric Co. Ltd., Series H (China)	108,687

		247,950

	Electronic Components 0.7%
7,600	Amphenol Corp., Class A	182,248

	Electronic Equipment & Instruments 0.7%
600	KEYENCE Corp. (Japan)	123,307
4,600	Rotork plc (United Kingdom)	53,039
7,200	Viscom AG (Germany)	28,745

		205,091

	Electronic Manufacturing Services 0.6%
17,500	TTM Technologies, Inc.*	91,175
24,500	Venture Corp. Ltd. (Singapore)	74,934

		166,109

	Environmental & Facilities Services 0.1%
1,000	Daiseki Co. Ltd. (Japan)	18,923

	Food Retail 0.6%
595,000	BreadTalk Group Ltd. (Singapore)	131,767
1,000	Ozeki Co. Ltd. (Japan)	28,549

		160,316

	Footwear 0.7%
1,590,000	China Hongxing Sports Ltd. (China)	206,562

	General Merchandise Stores 0.3%
2,100	Dollar Tree, Inc.*	87,780

	Health Care Distributors 0.9%
9,300	MWI Veterinary Supply, Inc.*	250,728

	Health Care Equipment 6.2%
14,200	Abaxis, Inc.*	227,626
15,300	Cardica, Inc.*	53,550
8,100	DiaSorin S.p.A (Italy)	164,872
3,900	IDEXX Laboratories, Inc.*	140,712
3,700	Infopia Co. Ltd.* (Korea)	50,654
800	Intuitive Surgical, Inc.*	101,592
3,207,000	LMA International N.V.* (Singapore)	312,050
1,300	Nakanishi, Inc. (Japan)	82,398
3,200	St. Jude Medical, Inc.*	105,472
28,900	VNUS Medical Technologies, Inc.*	468,758

		1,707,684

	Health Care Facilities 1.9%
4,100	AmSurg Corp.*	95,694
18,550	NovaMed, Inc.*	64,183
374,000	Raffles Medical Group Ltd. (Singapore)	180,038
9,700	VCA Antech, Inc.*	192,836

		532,751

	Health Care Services 1.5%
3,200	Bio-Reference Laboratories, Inc.*	83,936
5,100	CorVel Corp.*	112,098
11,600	Healthways, Inc.*	133,168
3,000	MEDNAX, Inc.*	95,100

		424,302

	Health Care Supplies 2.2%
45,900	Abcam plc (United Kingdom)	331,678
2,800	ICU Medical, Inc.*	92,792
86,000	Shandong Weigao Group Medical Polymer Co. Ltd., Class H (China)	130,900
7,500	Standard Diagnostics, Inc.* (Korea)	55,251

		610,621

	Health Care Technology 0.1%
20,000	RaySearch Laboratories AB (Sweden)	29,720

WASATCH GLOBAL OPPORTUNITIES (WAGOX) – Schedule of Investments (continued)

December 31, 2008 (Unaudited)

Shares		Value
	Home Entertainment Software 0.1%
25	GameOn Co. Ltd. (Japan)	$34,441

	Home Improvement Retail 0.8%
8,400	Lumber Liquidators, Inc.*	88,704
57,100	Swedol AB, Class B (Sweden)	123,008

		211,712

	Human Resource & Employment Services 1.1%
30	Benefit One, Inc. (Japan)	24,778
27,500	Michael Page International plc (United Kingdom)	86,418
9,900	Robert Half Int’l, Inc.	206,118

		317,314

	Industrial Machinery 2.7%
500	Burckhardt Compression Holding AG (Switzerland)	71,591
346,000	China Automation Group Ltd. (China)	75,724
14,000	Colfax Corp.*	145,460
1,100	Danaher Corp.	62,271
2,200	Illinois Tool Works, Inc.	77,110
2,100	Konecranes Oyj (Finland)	36,558
850	Taewoong Co. Ltd. (Korea)	52,472
6,900	Technotrans AG (Germany)	35,704
16,600	Weg S.A. (Brazil)	88,979
10,900	Yushin Precision Equipment Co. Ltd. (Japan)	99,500

		745,369

	Insurance Brokers 0.4%
5,000	Brown & Brown, Inc.	104,500

	Internet Software & Services 0.8%
1,200	Gmarket, Inc. ADR* (Korea)	20,700
70	MACROMILL, Inc. (Japan)	85,123
6,615	VistaPrint Ltd.*	123,105

		228,928

	Investment Banking & Brokerage 0.7%
3,500	Charles Schwab Corp. (The)	56,595
30	GCA Savvian Group Corp. (Japan)	72,090
4,600	optionsXpress Holdings, Inc.	61,456

		190,141

	IT Consulting & Other Services 1.4%
7,900	Cognizant Technology Solutions Corp., Class A*	142,674
170,000	CSE Global Ltd. (Singapore)	44,373
110	Future Architect, Inc. (Japan)	43,145
6,100	Infosys Technologies Ltd. ADR (India)	149,877

		380,069

	Leisure Facilities 0.1%
1,800	Life Time Fitness, Inc.*	23,310

	Leisure Products 0.8%
32,000	Li Ning Co. Ltd. (Hong Kong)	50,422
3,900	Pool Corp.	70,083
2,500	Shimano, Inc. (Japan)	98,417

		218,922

	Life Sciences Tools & Services 2.5%
300	CMIC Co. Ltd. (Japan)	75,524
1,700	Covance, Inc.*	78,251
20	EPS Co. Ltd. (Japan)	86,082
5,100	Icon plc ADR* (Ireland)	100,419
12,800	Life Sciences Research, Inc.*	120,320
2,100	MorphoSys AG* (Germany)	56,244
3,400	Pharmaceutical Product Development, Inc.	98,634
1,000	Techne Corp.	64,520

		679,994

	Managed Health Care 0.9%
4,500	AMERIGROUP Corp.*	132,840
1,800	Centene Corp.*	35,478
1,800	Molina Healthcare, Inc.*	31,698
5,300	OdontoPrev S.A. (Brazil)	52,273

		252,289

	Metal & Glass Containers 0.2%
1,700	Pactiv Corp.*	42,296

	Movies & Entertainment 0.4%
11,200	CJ Internet Corp.* (Korea)	110,146

	Multi-Line Insurance 0.1%
1,200	HCC Insurance Holdings, Inc.	32,100

	Oil & Gas Drilling 0.8%
6,000	Cathedral Energy Services Income Trust** (Canada)	31,106
78,000	China Oilfield Services Ltd., Series H (China)	63,681
2,900	Ensign Energy Services, Inc. (Canada)	31,055
12,900	Phoenix Technology Income Fund** (Canada)	92,897

		218,739

	Oil & Gas Equipment & Services 1.6%
181,000	Anhui Tianda Oil Pipe Co. Ltd., Class H (China)	29,904
400	Core Laboratories N.V. (Netherlands)	23,944
47,000	Ezra Holdings Ltd. (Singapore)	22,418
8,800	Forbes Energy Services Ltd.* (Canada)	10,978
8,000	Gulf Island Fabrication, Inc.	115,280
26,800	Lamprell plc (United Arab Emirates)	45,360
11,400	Pason Systems, Inc. (Canada)	129,745

WASATCH GLOBAL OPPORTUNITIES (WAGOX) – Schedule of Investments (continued)

December 31, 2008 (Unaudited)

Shares		Value
	Oil & Gas Equipment & Services (continued)
69,000	Swiber Holdings Ltd.* (Singapore)	$26,916
6,000	TGS-NOPEC Geophysical Co. ASA* (Norway)	30,475
2,000	Wellstream Holding plc	10,296

	(United Kingdom)	445,316

	Oil & Gas Exploration & Production 0.8%
1,200	Addax Petroleum Corp. (Canada)	20,501
36,000	CNOOC Ltd. (Hong Kong)	34,242
15,000	Dragon Oil plc* (United Arab Emirates)	34,941
16,000	JKX Oil and Gas plc (United Kingdom)	42,913
1,000	Petrobank Energy and Resources Ltd.* (Canada)	16,452
1,500	Petrohawk Energy Corp.*	23,445
2,000	Petrominerales Ltd.* (Colombia)	9,299
2,800	Premier Oil plc* (United Kingdom)	40,163
700	The Buckle, Inc.** (Canada)	11,964

		233,920

	Other Diversified Financial Services 0.3%
104,000	Count Financial Ltd. (Australia)	72,752

	Packaged Foods & Meats 0.3%
8,000	Zhongpin, Inc.*	96,000

	Personal Products 0.4%
395,000	Beauty China Holdings Ltd. (China)	116,956

	Pharmaceuticals 0.9%
148,000	China Shineway Pharmaceutical Group Ltd. (China)	81,626
12,300	Dechra Pharmaceuticals plc (United Kingdom)	65,941
10,600	Whanin Pharmaceutical Co. Ltd.* (Korea)	97,432

		244,999

	Property & Casualty Insurance 0.1%
1,250	Tower Group, Inc.	35,262

	Publishing 0.2%
1,600	Morningstar, Inc.*	56,800

	Real Estate Services 0.0%
25	Funai Zaisan Consultants Co. Ltd. (Japan)	10,253

	Regional Banks 1.4%
16,500	Boston Private Financial Holdings, Inc.	112,860
6,500	Canadian Western Bank (Canada)	65,184
1,500	City National Corp.	73,050
2,300	First of Long Island Corp.	54,625
7,200	Nara Bancorp, Inc.	70,776

		376,495

	Research & Consulting Services 1.9%
2,367	Campbell Brothers Ltd. (Australia)	29,216
2,000	CRA International, Inc.*	53,860
10	Nihon M&A Center, Inc. (Japan)	48,703
16,400	Resources Connection, Inc.*	268,632
5,300	Stantec, Inc.* (Canada)	129,441

		529,852

	Restaurants 0.8%
218,000	Ajisen China Holdings Ltd. (China)	102,045
6,200	Chimney Co. Ltd. (Japan)	85,382
700	Saint Marc Holdings Co. Ltd. (Japan)	21,080

		208,507

	Semiconductor Equipment 1.0%
2,300	Cabot Microelectronics Corp.*	59,961
4,900	Disco Corp. (Japan)	101,800
151,000	inTEST Corp.*	37,750
2,400	KLA-Tencor Corp.	52,296
2,500	Tessera Technologies, Inc.*	29,700

		281,507

	Semiconductors 6.8%
20,300	Advanced Analogic Technologies, Inc.*	61,306
11,000	CSR plc* (United Kingdom)	27,487
8,000	ELMOS Semiconductor AG* (Germany)	25,649
3,700	Hittite Microwave Corp.*	109,002
4,500	Linear Technology Corp.	99,540
6,200	Maxim Integrated Products, Inc.	70,804
21,100	Melexis N.V. (Belgium)	146,721
12,300	Micrel, Inc.	89,913
10,300	Microchip Technology, Inc.	201,159
7,100	National Semiconductor Corp.	71,497
3,200	Netlogic Microsystems, Inc.*	70,432
89,000	O2Micro International Ltd. ADR* (Cayman Islands)	174,440
31,000	Pericom Semiconductor Corp.*	169,880
83,700	PLX Technology, Inc.*	143,964
6,300	Power Integrations, Inc.	125,244
6,000	Semtech Corp.*	67,620
5,700	Silicon Laboratories, Inc.*	141,246
2,500	Supertex, Inc.*	60,025
2,600	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	20,540

		1,876,469

	Specialized Consumer Services 0.1%
10	Best Bridal, Inc. (Japan)	14,634

	Specialized Finance 3.3%
48,500	BM&F BOVESPA SA (Brazil)	125,201
100,000	Bolsa Mexicana de Valores S.A., Series A* (Mexico)	72,210
8,600	Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	82,568

WASATCH GLOBAL OPPORTUNITIES (WAGOX) – Schedule of Investments (continued)

December 31, 2008 (Unaudited)

Shares		Value
	Specialized Finance (continued)
3,600	IMAREX ASA* (Norway)	$30,168
900	IntercontinentalExchange, Inc.*	74,196
6,900	MSCI, Inc., Class A*	122,544
2,800	NASDAQ OMX Group, Inc. (The)*	69,188
2,700	NYSE Euronext	73,926
20	Osaka Securities Exchange Co. Ltd. (Japan)	89,266
4,043	Oslo Bors VPS Holding ASA (Norway)	43,305
1,800	Portfolio Recovery Associates, Inc.*	60,912
22,800	Singapore Exchange Ltd. (Singapore)	81,218

		924,702

	Specialty Chemicals 1.5%
6,500	C. Uyemura & Co. Ltd. (Japan)	134,680
60	Japanese Pure Chemical Co. Ltd. (Japan)	134,437
43,900	MEC Co. Ltd. (Japan)	140,240

		409,357

	Specialty Stores 1.9%
41,000	Big 5 Sporting Goods Corp.	213,610
19,530	easyhome Ltd. (Canada)	150,292
8,000	Franklin Covey Co.*	48,400
7,900	Hibbett Sports, Inc.*	124,109

		536,411

	Systems Software 1.6%
7,100	Commvault Systems, Inc.*	95,211
19,500	Opnet Technologies, Inc.*	192,270
190	Simplex Technology, Inc. (Japan)	67,118
2,500	Trend Micro, Inc.* (Japan)	87,807

		442,406

	Technology Distributors 0.4%
85,500	Wolfson Microelectronics plc* (United Kingdom)	99,331

	Textiles 0.3%
375,000	Li Heng Chemical Fibre Technologies Ltd. (China)	69,906

	Thrifts & Mortgage Finance 0.3%
4,500	Home Capital Group, Inc. (Canada)	72,175

	Trading Companies & Distributors 2.2%
4,100	Fastenal Co.	142,885
13,200	Houston Wire & Cable Co.	122,892
12,500	MISUMI Group, Inc. (Japan)	148,968
2,500	MSC Industrial Direct Co., Inc., Class A	92,075
1,200	W.W. Grainger, Inc.	94,608

		601,428

	Trucking 1.3%
1,200	J.B. Hunt Transport Services, Inc.	31,524
5,200	Knight Transportation, Inc.	83,824
800	Landstar System, Inc.	30,744
	Trucking (continued)
5,600	Old Dominion Freight Line, Inc.*	159,376
3,600	Universal Truckload Services, Inc.*	50,976
2,500	Vitran Corp., Inc.* (Canada)	15,500

		371,944

	Wireless Telecommunication Services 0.4%
5,400	NII Holdings, Inc.*	98,172

	Total Common Stocks (cost $21,314,600)	23,826,169

	PREFERRED STOCKS 0.6%

	Regional Banks 0.6%
67,500	Banco Daycoval S.A. Pfd. (Brazil)	153,409

	Total Preferred Stocks (cost $117,507)	153,409

Principal Amount		Value
	SHORT-TERM INVESTMENTS 14.5%

	Repurchase Agreement 14.5%
$4,019,000	Repurchase Agreement dated 12/31/08, 0.01% due 1/02/09 with State Street Bank and Trust Co. collateralized by $4,105,000 of United States Treasury Bill due 7/02/09; value: $4,099,664; repurchase proceeds: $4,019,002 (cost $4,019,000)	$4,019,000

	Total Short-Term Investments (cost $4,019,000)	4,019,000

	Total Investments (cost $25,451,107) 101.4%	27,998,578
	Liabilities less Other Assets (1.4)%	(380,813)

	NET ASSETS 100.0%	$27,617,765

	*Non-income producing. **Common units. ADR American Depositary Receipt. See Notes to Schedules of Investments.

WASATCH GLOBAL OPPORTUNITIES (WAGOX) – Schedule of Investments (continued)

December 31, 2008 (Unaudited)

At December 31, 2008, Global Opportunities’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	0.8
Belgium	0.6
Brazil	3.4
Canada	3.3
Cayman Islands	0.7
China	8.1
Colombia	<0.1
Finland	0.6
France	0.3
Germany	3.1
Hong Kong	3.1
India	1.6
Ireland	0.4
Italy	0.7
Japan	10.1
Korea	3.0
Mexico	0.7
Netherlands	0.1
Norway	0.4
Singapore	4.1
Sweden	0.9
Switzerland	0.3
Taiwan	0.1
United Arab Emirates	0.8
United Kingdom	4.3
United States	48.5

Total	100.0%

WASATCH GLOBAL SCIENCE & TECHNOLOGY FUND (WAGTX) – Schedule of Investments

December 31, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS 96.0%

	Air Freight & Logistics 2.0%
1,697,000	Goodpack Ltd. (Singapore)	$983,528

	Alternative Carriers 2.6%
49,600	Global Village Telecom Holding S.A.* (Brazil)	539,602
73,644	Tulip Telecom Ltd. (India)	762,055

		1,301,657

	Application Software 4.7%
24,970	Adobe Systems, Inc.* +++	531,611
13,945	FactSet Research Systems, Inc.	616,927
94,050	Interactive Intelligence, Inc.*	602,860
5,843,510	Kingdee International Software Group Co. Ltd. (China)	600,431

		2,351,829

	Biotechnology 0.2%
914,514	Sino Biopharmaceutical Ltd. (China)	124,522

	Communications Equipment 4.9%
42,005	Cisco Systems, Inc.*	684,681
50,045	F5 Networks, Inc.*	1,144,029
53,340	Tandberg ASA (Norway)	587,829

		2,416,539

	Computer Storage & Peripherals 1.5%
79,405	Intevac, Inc.*	402,583
31,910	Western Digital Corp.*	365,370

		767,953

	Construction & Engineering 1.2%
38,305	Outotec Oyj (Finland)	593,902

	Data Processing & Outsourced Services 4.2%
10,770	Alliance Data Systems Corp.*	501,128
69,500	Redecard S.A. (Brazil)	765,931
136,550	Wirecard AG* (Germany)	798,021

		2,065,080

	Electrical Components & Equipment 1.3%
2,882,000	Wasion Meters Group Ltd. (Hong Kong)	638,613

	Electronic Equipment & Instruments 1.3%
57,700	Rotork plc (United Kingdom)	665,293

	Electronic Manufacturing Services 2.0%
900,000	Sanmina-SCI Corp.*	423,000
109,255	TTM Technologies, Inc.*	569,219

		992,219

	Health Care Equipment 9.1%
34,100	Abaxis, Inc.*	546,623
130,414	Cardica, Inc.*	456,449
33,805	DiaSorin S.p.A (Italy)	688,085
34,775	Invacare Corp.	539,708
7,259,140	Mingyuan Medicare Development Co. Ltd. (China)	429,490
17,625	NuVasive, Inc.*	610,706
76,060	VNUS Medical Technologies, Inc.*	1,233,693

		4,504,754

	Health Care Facilities 2.8%
87,260	Emeritus Corp.*	875,218
19,395	Psychiatric Solutions, Inc.*	540,151

		1,415,369

	Health Care Services 6.2%
23,600	Bio-Reference Laboratories, Inc.*	619,028
30,387	CorVel Corp.*	667,906
74,565	Healthways, Inc.*	856,006
30,040	MEDNAX, Inc.*	952,268

		3,095,208

	Health Care Technology 1.0%
342,100	RaySearch Laboratories AB (Sweden)	508,359

	Industrial Machinery 2.2%
5,028,050	China Automation Group Ltd. (China)	1,100,411

	Internet Software & Services 3.3%
87,405	DealerTrack Holdings, Inc.*	1,039,245
1,880	Google, Inc., Class A*	578,382

		1,617,627

	IT Consulting & Other Services 7.5%
109,750	Cognizant Technology Solutions Corp., Class A*	1,982,085
31,360	Infosys Technologies Ltd. (India)	727,228
18,015	NCI, Inc., Class A*	542,792
190,000	Rolta India Ltd. (India)	456,618

		3,708,723

	Life Sciences Tools & Services 6.6%
8,190	Covance, Inc.*	376,986
144	EPS Co. Ltd. (Japan)	619,789
23,150	Icon plc ADR* (Ireland)	455,824
26,760	MorphoSys AG* (Germany)	716,711
16,880	Techne Corp.	1,089,098

		3,258,408

	Managed Health Care 0.9%
44,495	OdontoPrev S.A. (Brazil)	438,844

WASATCH GLOBAL SCIENCE & TECHNOLOGY FUND (WAGTX) – Schedule of Investments (continued)

December 31, 2008 (Unaudited)

Shares		Value
	Oil & Gas Equipment & Services 3.4%
20,935	OYO Geospace Corp.*	$365,734
76,110	Pason Systems, Inc. (Canada)	866,218
85,500	TGS-NOPEC Geophysical Co. ASA* (Norway)	434,264

		1,666,216

	Pharmaceuticals 1.9%
417,000	China Shineway Pharmaceutical Group Ltd. (China)	229,987
17,470	Daewoong Pharmaceutical Co. Ltd. (Korea)	732,135

		962,122

	Semiconductor Equipment 1.1%
47,703	Tessera Technologies, Inc.*	566,712

	Semiconductors 18.4%
33,900	Altera Corp.	566,469
25,680	Hittite Microwave Corp.*	756,533
31,540	Linear Technology Corp.	697,665
60,134	Melexis N.V. (Belgium)	418,147
77,815	Micrel, Inc.	568,827
33,275	Microchip Technology, Inc.	649,861
54,081	Netlogic Microsystems, Inc.* +++	1,190,323
485,129	O2Micro International Ltd. ADR* (Cayman Islands)	950,853
95,750	Pericom Semiconductor Corp.*	524,710
56,768	Power Integrations, Inc.	1,128,548
31,405	Silicon Laboratories, Inc.*	778,216
120,605	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	952,779

		9,182,931

	Systems Software 4.7%
27,570	BMC Software, Inc.*	741,909
61,000	NetSuite, Inc.*	514,840
54,635	Opnet Technologies, Inc.*	538,701
30,275	Oracle Corp.*	536,776

		2,332,226

	Wireless Telecommunication Services 1.0%
26,465	NII Holdings, Inc.*	481,134

	Total Common Stocks (cost $83,085,720)	47,740,179

	PREFERRED STOCKS 2.0%

	Computer Storage & Peripherals 2.0%
78,502	BlueArc Corp., Series DD Pfd.* *** +	355,412
138,725	BlueArc Corp., Series FF Pfd.* *** +	628,066

		983,478

	Internet Software & Services 0.0%
30,265	Incipient, Inc., Series D Pfd.* *** +	302
6,528	Xtera Communications, Inc., Series A-1 Pfd.* *** +	6,339

		6,641

	Pharmaceuticals 0.0%
39,337	Point Biomedical Corp., Series A Pfd.* *** +	197

	Total Preferred Stocks (cost $1,120,867)	990,316

	LIMITED PARTNERSHIP INTEREST 0.5%

	Other 0.5%
	Montagu Newhall Global Partners II-B, L.P.* *** +	238,740

	Total Limited Partnership Interest (cost $384,387)	238,740

	WARRANTS 0.0%

	Air Freight & Logistics 0.0%
212,125	Goodpack Ltd. expiring 7/16/09* (Singapore)	17,668

	Computer Storage & Peripherals 0.0%
620	BlueArc Corp. expiring 4/2/18* *** +	—

	Total Warrants (cost $0)	17,668

WASATCH GLOBAL SCIENCE & TECHNOLOGY FUND (WAGTX) – Schedule of Investments (continued)

December 31, 2008 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 2.7%

	Short Term Investments 2.7%
$1,324,000	Repurchase Agreement dated 12/31/08, 0.01% due 1/02/09 with Fixed Income Clearing Corporation collateralized by $975,000 of United States Treasury Bonds 5.5% due 8/15/28; value: $1,354,373; repurchase proceeds: $1,324,001+++ (cost $1,324,000)	$1,324,000

	Total Short-Term Investments (cost $1,324,000)	1,324,000

	Total Investments (cost $85,914,974) 101.2%^^	50,310,903
	Liabilities less Other Assets (1.2)%	(574,871)

	NET ASSETS 100.0%	$49,736,032

	*Non-income producing.
	***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).
	+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).
	+++All or a portion of this security has been designated as collateral for purchase commitments (see Note 7).
	^^The aggregate amount of foreign securities fair valued pursuant to a systematic fair valuation model as a percent of net assets was 25.77%.
	See Notes to Schedules of Investments.

At December 31, 2008, Wasatch Global Science & Technology Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Belgium	0.9
Brazil	3.6
Canada	1.8
Cayman Islands	1.9
China	5.1
Finland	1.2
Germany	3.1
Hong Kong	1.3
India	4.0
Ireland	0.9
Italy	1.4
Japan	1.3
Korea	1.5
Norway	2.1
Singapore	2.0
Sweden	1.0
Taiwan	1.9
United Kingdom	1.4
United States	63.6

Total	100.0%

WASATCH HERITAGE GROWTH FUND (WAHGX) – Schedule of Investments

December 31, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS 99.1%

	Aerospace & Defense 3.5%
11,375	L-3 Communications Holdings, Inc.	$839,247
41,645	TransDigm Group, Inc.*	1,398,022

		2,237,269

	Air Freight & Logistics 3.6%
22,075	C.H. Robinson Worldwide, Inc.	1,214,787
31,155	Expeditors International of Washington, Inc.	1,036,527

		2,251,314

	Apparel Retail 0.8%
92,545	Esprit Holdings Ltd. (Hong Kong)	527,359

	Asset Management & Custody Banks 2.9%
48,810	SEI Investments Co.	766,805
29,370	T. Rowe Price Group, Inc.	1,040,873

		1,807,678

	Automotive Retail 1.7%
35,088	O’Reilly Automotive, Inc.*	1,078,605

	Communications Equipment 2.7%
61,150	Cisco Systems, Inc.*	996,745
31,130	F5 Networks, Inc.*	711,632

		1,708,377

	Data Processing & Outsourced Services 7.8%
25,690	Alliance Data Systems Corp.*	1,195,356
42,845	Fidelity National Information Services, Inc.	697,088
36,740	Paychex, Inc.	965,527
185,030	Redecard S.A. (Brazil)	2,039,139

		4,897,110

	Diversified Metals & Mining 1.0%
6,910	Rio Tinto plc ADR (United Kingdom)	614,368

	Diversified Support Services 2.6%
60,730	Copart, Inc.*	1,651,249

	Drug Retail 2.6%
55,840	CVS Caremark Corp.	1,604,842

	Education Services 2.0%
16,705	Apollo Group, Inc., Class A*	1,279,937

	Electronic Components 3.1%
82,145	Amphenol Corp., Class A	1,969,837

	Health Care Equipment 4.7%
90,075	St. Jude Medical, Inc.*	2,968,872

	Health Care Services 4.5%
12,667	DaVita, Inc.*	627,903
40,125	Express Scripts, Inc.*	2,206,073

		2,833,976

	Homebuilding 1.3%
1,765	NVR, Inc.*	805,281

	Industrial Conglomerates 1.0%
38,885	General Electric Co.	629,937

	Investment Banking & Brokerage 2.8%
109,905	Charles Schwab Corp. (The)	1,777,164

	IT Consulting & Other Services 4.4%
56,145	Cognizant Technology Solutions Corp., Class A*	1,013,978
76,800	Infosys Technologies Ltd. (India)	1,780,966

		2,794,944

	Life Sciences Tools & Services 2.7%
36,995	Covance, Inc.*	1,702,880

	Mortgage REITs 2.3%
90,554	Annaly Capital Management, Inc.	1,437,092

	Multi-Line Insurance 1.7%
40,640	HCC Insurance Holdings, Inc.	1,087,120

	Oil & Gas Equipment & Services 1.2%
35,990	Cameron International Corp.*	737,795

	Oil & Gas Exploration & Production 5.7%
35,675	Chesapeake Energy Corp.	576,865
63,900	Petrohawk Energy Corp.*	998,757
39,610	Plains Exploration & Production Co.*	920,536
31,428	XTO Energy, Inc.	1,108,466

		3,604,624

	Pharmaceuticals 1.6%
23,645	Teva Pharmaceutical Industries Ltd. ADR (Israel)	1,006,568

	Semiconductors 10.2%
147,860	Altera Corp.	2,470,741
53,335	Linear Technology Corp.	1,179,770
74,500	Maxim Integrated Products, Inc.	850,790
42,530	Microchip Technology, Inc.	830,611
139,377	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	1,101,078

		6,432,990

WASATCH HERITAGE GROWTH FUND (WAHGX) – Schedule of Investments (continued)

December 31, 2008 (Unaudited)

Shares		Value
	Specialized Finance 3.6%
23,045	IntercontinentalExchange, Inc.*	$1,899,830
216,220	KKR Financial Holdings, LLC	341,627

		2,241,457

	Specialty Chemicals 2.5%
44,390	Ecolab, Inc.	1,560,308

	Specialty Stores 1.0%
36,795	Staples, Inc.	659,366

	Systems Software 3.0%
70,405	BMC Software, Inc.*	1,894,599

	Thrifts & Mortgage Finance 2.9%
21,035	Housing Development Finance Corp. Ltd. (India)	643,884
99,125	New York Community Bancorp, Inc.	1,185,535

		1,829,419

	Trading Companies & Distributors 3.5%
31,535	Fastenal Co.	1,098,995
30,480	MSC Industrial Direct Co., Inc., Class A	1,122,578

		2,221,573

	Trucking 1.7%
41,685	J.B. Hunt Transport Services, Inc.	1,095,065

	Wireless Telecommunication Services 2.5%
87,965	NII Holdings, Inc.*	1,599,204

	Total Common Stocks (cost $80,386,044)	62,548,179

	Total Investments (cost $80,386,044) 99.1% ^^	62,548,179
	Other Assets less Liabilities 0.9%	569,946

	NET ASSETS 100.0%	$63,118,125

*Non-income producing.

^^ The aggregate amount of foreign securities fair valued pursuant to a systematic fair valuation model as a percent of net assets was 4.68%.

ADR American Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At December 31, 2008, Wasatch Heritage Growth Fund’s investments were in the following countries:

COUNTRY	%
Brazil	3.3
Hong Kong	0.8
India	3.9
Israel	1.6
Taiwan	1.7
United Kingdom	1.0
United States	87.7

Total	100.0%

WASATCH HERITAGE VALUE FUND (WAHVX) – Schedule of Investments

December 31, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS 91.5%

	Aerospace & Defense 2.8%
2,700	Honeywell Int’l, Inc.+++	$88,641

	Automobile Manufacturers 2.5%
3,700	Honda Motor Co. Ltd. ADR (Japan)	78,958

	Automotive Retail 3.7%
3,900	O’Reilly Automotive, Inc.*	119,886

	Biotechnology 3.1%
2,100	Biogen Idec, Inc.*	100,023

	Construction & Engineering 3.6%
2,800	URS Corp.*	114,156

	Construction & Farm Machinery & Heavy Trucks 2.4%
2,000	Deere & Co.	76,640

	Data Processing & Outsourced Services 1.8%
1,100	Visa, Inc., Class A+++	57,695

	Diversified Banks 5.6%
4,500	ICICI Bank Ltd. ADR+++ (India)	86,625
3,100	Wells Fargo & Company	91,388

		178,013

	Diversified Support Services 3.2%
3,800	Copart, Inc.*	103,322

	Hypermarkets & Super Centers 3.3%
2,000	Costco Wholesale Corp.	105,000

	IT Consulting & Other Services 3.4%
6,100	Cognizant Technology Solutions Corp.,
	Class A*	110,166

	Life & Health Insurance 2.9%
2,700	MetLife, Inc., Class A+++	94,122

	Life Sciences Tools & Services 2.0%
2,800	Life Technologies Corp.*	65,268

	Metal & Glass Containers 3.1%
3,600	Owens-Illinois, Inc.*	98,388

	Mortgage REITs 3.9%
7,900	Annaly Capital Management, Inc.	125,373

	Oil & Gas Exploration & Production 6.5%
6,400	ARC Energy Trust** (Canada)	104,204
4,400	Plains Exploration & Production Co.*	102,256

		206,460

	Oil & Gas Storage & Transportation 1.7%
3,500	Spectra Energy Corp.	55,090

	Packaged Foods & Meats 2.9%
1,600	Ralcorp Holdings, Inc.*	93,440

	Pharmaceuticals 5.9%
7,700	Biovail Corp. (Canada)	72,765
11,800	Mylan Laboratories, Inc.*	116,702

		189,467

	Railroads 3.8%
1,600	Burlington Northern Santa Fe Corp.	121,136

	Soft Drinks 3.9%
3,700	Hansen Natural Corp.*	124,061

	Specialized Finance 9.0%
38,000	BM&F BOVESPA SA (Brazil)	98,096
1,300	IntercontinentalExchange, Inc.*	107,172
3,400	NASDAQ OMX Group, Inc. (The)*	84,014

		289,282

	Specialty Chemicals 2.9%
4,100	Albemarle Corp.	91,430

	Systems Software 1.7%
2,850	Microsoft Corp.	55,404

	Water Utilities 2.9%
4,500	American Water Works Co., Inc.	93,960

	Wireless Telecommunication Services 3.0%
1,900	China Mobile Ltd. ADR (China)	96,615

	Total Common Stocks (cost $3,148,250)	2,931,996

WASATCH HERITAGE VALUE FUND (WAHVX) – Schedule of Investments (continued)

December 31, 2008 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 14.4%

	Short Term Investments 14.4%
$462,000	Repurchase Agreement dated 12/31/08, 0.01% due 1/2/09 with Fixed Income Clearing Corporation collateralized by $310,000 of United States Treasury Bonds 6.625% due 2/15/27; value: $476,563; repurchase proceeds: $462,000 +++ (cost $462,000)	$462,000

	Total Short-Term Investments (cost $462,000)	462,000

	Total Investments (cost $3,610,250) 105.9%	3,393,996
	Liabilities less Other Assets (5.9)%	(190,203)

	NET ASSETS 100.0%	$3,203,793

Number of Contracts		Value
	CALL OPTIONS WRITTEN
270	Honeywell Int’l, Inc., expiring 1/17/09 exercise price $32.50	$4,455
450	ICICI Bank Ltd. ADR, expiring 1/17/09 exercise price $17.50	10,350
270	MetLife, Inc., expiring 1/17/09 exercise price $30	16,740
110	Visa, Inc., expiring 1/17/09 exercise price $52.50	2,244

		33,789

	Total Call Options Written (premium $30,705)	33,789

*Non-income producing.

**Common units.

+++All or a portion of this security has been designated as collateral for open short positions (see Note 3).

ADR American Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At December 31, 2008, Wasatch Heritage Value Fund’s investments, excluding short-term investments and options written, were in the following countries:

COUNTRY	%
Brazil	3.3
Canada	6.0
China	3.3
India	3.0
Japan	2.7
United States	81.7

Total	100.0%

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments

December 31, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS 98.7%

	Aerospace & Defense 1.5%
37,720	Kongsberg Gruppen ASA (Norway)	$1,787,145

	Agricultural Products 3.0%
2,687,340	Chaoda Modern Agriculture Holdings Ltd. (China)	1,726,910
2,326,870	China Green Holdings Ltd. (China)	1,860,995

		3,587,905

	Alternative Carriers 1.1%
118,400	Global Village Telecom Holding S.A.* (Brazil)	1,288,082

	Apparel Retail 2.4%
53,119	Point, Inc. (Japan)	2,927,928

	Apparel, Accessories & Luxury Goods 5.1%
2,166,254	Anta Sports Products Ltd. (China)	994,866
3,199,475	Ports Design Ltd. (Hong Kong)	3,903,247
277,005	Ted Baker plc (United Kingdom)	1,336,357

		6,234,470

	Application Software 1.4%
70,825	Nemetschek AG (Germany)	1,035,570
6,212	SimCorp A/S (Denmark)	697,747

		1,733,317

	Asset Management & Custody Banks 2.1%
45,005	Bank Sarasin & Cie AG, Class B (Switzerland)	1,344,331
17,390	Partners Group Holding AG (Switzerland)	1,244,650

		2,588,981

	Brewers 0.3%
76,805	Efes Breweries International N.V. GDR* (Netherlands)	344,958

	Commodity Chemicals 0.8%
235,775	TOKAI CARBON Co. Ltd. (Japan)	995,208

	Communications Equipment 2.1%
235,815	Tandberg ASA (Norway)	2,598,781

	Construction & Engineering 1.5%
115,290	Outotec Oyj (Finland)	1,787,520

	Construction & Farm Machinery & Heavy Trucks 1.3%
58,075	Demag Cranes AG (Germany)	1,586,903

	Data Processing & Outsourced Services 2.2%
456,143	Wirecard AG* (Germany)	2,665,777

	Department Stores 2.1%
2,229,000	Parkson Retail Group Ltd. (China)	2,551,834

	Diversified Banks 5.5%
102,671	Axis Bank Ltd. (India)	1,065,686
445,261	Bank of N.T. Butterfield & Son Ltd. (Bermuda)	4,652,977
47,747	HDFC Bank Ltd. (India)	984,432

		6,703,095

	Electrical Components & Equipment 2.9%
62,825	SGL Carbon AG* (Germany)	2,107,867
6,267,270	Wasion Meters Group Ltd. (Hong Kong)	1,388,744

		3,496,611

	Electronic Equipment & Instruments 3.3%
1,630,111	Chroma ATE, Inc. (Taiwan)	1,034,859
255,214	Rotork plc (United Kingdom)	2,942,672

		3,977,531

	Environmental & Facilities Services 3.6%
116,172	AEON DELIGHT Co. Ltd. (Japan)	3,369,177
51,700	Daiseki Co. Ltd. (Japan)	978,302

		4,347,479

	Food Retail 1.1%
64,470	BIM Birlesik Magazalar AS (Turkey)	1,355,960

	Footwear 0.4%
3,909,675	China Hongxing Sports Ltd. (China)	507,917

	Health Care Equipment 2.7%
163,388	DiaSorin S.p.A (Italy)	3,325,688

	Health Care Supplies 4.8%
254,400	Abcam plc (United Kingdom)	1,838,321
24,338	Omega Pharma S.A. (Belgium)	920,297
2,025,000	Shandong Weigao Group Medical Polymer Co. Ltd., Class H (China)	3,082,239

		5,840,857

	Health Care Technology 0.8%
659,370	RaySearch Laboratories AB (Sweden)	979,820

	Home Entertainment Software 0.7%
47,835	HUDSON SOFT Co. Ltd.* (Japan)	781,161

	Industrial Machinery 3.1%
48,125	Andritz AG (Austria)	1,271,271
13,258	Burckhardt Compression Holding AG (Switzerland)	1,898,317
35,325	Konecranes Oyj (Finland)	614,951

		3,784,539

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments (continued)

December 31, 2008 (Unaudited)

Shares		Value
	Internet Retail 2.3%
785	START TODAY Co. Ltd. (Japan)	$2,733,045

	Internet Software & Services 1.0%
460	Gourmet Navigator, Inc. (Japan)	1,234,989

	Leisure Products 4.2%
1,694,930	Li Ning Co. Ltd. (Hong Kong)	2,670,684
62,625	Shimano, Inc. (Japan)	2,465,338

		5,136,022

	Life Sciences Tools & Services 5.6%
390	EPS Co. Ltd. (Japan)	1,678,594
40,017	Eurofins Scientific (France)	1,988,255
70,200	Icon plc ADR* (Ireland)	1,382,238
62,655	MorphoSys AG* (Germany)	1,678,084

		6,727,171

	Oil & Gas Equipment & Services 5.2%
124,285	Pason Systems, Inc. (Canada)	1,414,503
43,425	Schoeller-Bleckmann Oilfield Equipment AG (Austria)	1,352,405
1,741,000	Swiber Holdings Ltd.* (Singapore)	679,156
374,320	TGS-NOPEC Geophysical Co. ASA* (Norway)	1,901,213
99,230	WorleyParsons Ltd. (Australia)	989,914

		6,337,191

	Oil & Gas Exploration & Production 3.0%
368,722	JKX Oil and Gas plc (United Kingdom)	988,929
105,495	Premier Oil plc* (United Kingdom)	1,513,204
72,110	Soco International plc* (United Kingdom)	1,144,231

		3,646,364

	Packaged Foods & Meats 1.0%
32,376	Unicharm PetCare Corp. (Japan)	1,204,132

	Real Estate Services 0.1%
237,054	DTZ Holdings plc (United Kingdom)	96,369

	Regional Banks 4.9%
103,975	Canadian Western Bank (Canada)	1,287,211
1,190	Seven Bank Ltd. (Japan)	4,548,421

		5,835,632

	Research & Consulting Services 4.4%
223,433	Campbell Brothers Ltd. (Australia)	2,757,898
386	Nihon M&A Center, Inc. (Japan)	1,879,933
29,305	Stantec, Inc.* (Canada)	715,711

		5,353,542

	Semiconductors 0.8%
143,746	Melexis N.V. (Belgium)	999,550

	Specialized Finance 7.5%
648,500	BM&F BOVESPA SA (Brazil)	1,674,087
150,220	IMAREX ASA* (Norway)	1,258,843
1,200,205	Infrastructure Development Finance Co. Ltd. (India)	1,658,789
1,020	Osaka Securities Exchange Co. Ltd. (Japan)	4,552,555

		9,144,274

	Systems Software 1.8%
6,292	Simplex Technology, Inc. (Japan)	2,222,653

	Thrifts & Mortgage Finance 1.1%
79,655	Home Capital Group, Inc. (Canada)	1,277,577

	Total Common Stocks (cost $167,277,837)	119,727,978

	PREFERRED STOCKS 2.0%

	Railroads 1.0%
281,455	All America Latina Logistica S.A.
	Pfd.** (Brazil)	1,206,925

	Regional Banks 1.0%
521,575	Banco Daycoval S.A. Pfd. (Brazil)	1,185,398

	Total Preferred Stocks (cost $5,644,641)	2,392,323

	WARRANTS 0.0%

	Gold 0.0%
2,678,000	Redcorp Ventures Ltd. expiring 7/10/09* (Canada)	10,846

	Total Warrants (cost $0)	10,846

	Total Investments
	(cost $172,922,478) 100.7%^^	122,131,148
	Liabilities less Other Assets (0.7)%	(862,793)

	NET ASSETS 100.0%	121,268,355

WASATCH INTERNATIONAL GROWTH FUND (WAIGX) – Schedule of Investments (continued)

December 31, 2008 (Unaudited)

*Non-income producing.

**Common units.

^^The aggregate amount of foreign securities fair valued pursuant to a systematic fair valuation model as a percent of net assets was 87.44%.

ADR American Depository Receipt

GDR Global Depository Receipt

See Notes to Schedules of Investments.

At December 31, 2008, Wasatch International Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	3.1
Austria	2.1
Belgium	1.6
Bermuda	3.8
Brazil	4.4
Canada	3.9
China	8.8
Denmark	0.6
Finland	2.0
France	1.6
Germany	7.4
Hong Kong	6.5
India	3.0
Ireland	1.1
Italy	2.7
Japan	25.9
Netherlands	0.3
Norway	6.2
Singapore	0.6
Sweden	0.8
Switzerland	3.7
Taiwan	0.8
Turkey	1.1
United Kingdom	8.0

Total	100.0%

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments

December 31, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS 95.0%

	Agricultural Products 2.0%
1,089,000	China Green Holdings Ltd. (China)	$870,965

	Air Freight & Logistics 2.3%
1,498,690	Aramex PJSC* (United Arab Emirates)	358,038
1,135,183	Goodpack Ltd. (Singapore)	657,917

		1,015,955

	Apparel, Accessories & Luxury Goods 5.9%
3,217,836	Anta Sports Products Ltd. (China)	1,477,812
130,850	Mulberry Group plc (United Kingdom)	138,633
536,503	Ports Design Ltd. (Hong Kong)	654,515
67,765	Ted Baker plc (United Kingdom)	326,919

		2,597,879

	Application Software 4.8%
48,000	Computer Modelling Group Ltd. (Canada)	266,343
786,573	Guestlogix, Inc.* (Canada)	382,296
6,182,000	Kingdee International Software Group Co. Ltd. (China)	635,212
55,535	Longtop Financial Technologies Ltd. ADR* (China)	839,689

		2,123,540

	Auto Parts & Equipment 0.7%
2,500,000	Norstar Founders Group Ltd. (Hong Kong)	307,682

	Biotechnology 2.1%
6,650,000	Sino Biopharmaceutical Ltd. (China)	905,477

	Communications Equipment 2.3%
387,000	Sepura Ltd. (United Kingdom)	192,140
3,294,000	Sinotel Technologies Ltd.* (China)	278,303
46,625	Tandberg ASA (Norway)	513,827

		984,270

	Construction & Engineering 4.4%
174,300	Lycopodium Ltd. (Australia)	145,138
2,167,960	Midas Holdings Ltd. (China)	735,623
47,575	Outotec Oyj (Finland)	737,629
1,461,000	Rotary Engineering Ltd. (Singapore)	249,904
287,965	Swick Mining Services Ltd.* (Australia)	58,611

		1,926,905

	Construction & Farm Machinery & Heavy Trucks 2.3%
2,452,051	China Farm Equipment Ltd. (China)	198,033
11,770	Demag Cranes AG (Germany)	321,616
7,005	Faiveley S.A. (France)	471,914

		991,563

	Consumer Finance 0.9%
219,445	Banco Compartamos S.A. de C.V. (Mexico)	396,153

	Data Processing & Outsourced Services 2.5%
190,745	Wirecard AG* (Germany)	1,114,746

	Diversified REITs 0.0%
18,220	Star Asia Financial Ltd.* *** +	18,220

	Diversified Support Services 0.6%
88,223	LPS Brasil - Consultoria de Imoveis S.A. (Brazil)	249,688

	Drug Retail 0.6%
12,760	Create SD Co. Ltd. (Japan)	278,606

	Education Services 1.3%
77,655	Kroton Educational S.A.* ** (Brazil)	414,582
1,040,150	Oriental Century Ltd. (Singapore)	157,270

		571,852

	Electrical Components & Equipment 3.6%
44,500	Harbin Electric, Inc.*	355,555
2,822,157	Wasion Meters Group Ltd. (Hong Kong)	625,352
717,000	Zhuzhou CSR Times Electric Co. Ltd., Series H (China)	581,557

		1,562,464

	Environmental & Facilities Services 0.8%
17,600	Daiseki Co. Ltd. (Japan)	333,039

	Food Retail 0.8%
1,496,397	BreadTalk Group Ltd. (Singapore)	331,387

	Footwear 5.7%
17,433,080	China Hongxing Sports Ltd. (China)	2,264,782
2,154,000	China Sports International Ltd. (China)	219,665

		2,484,447

	Gold 0.1%
855,000	Redcorp Ventures Ltd.* (Canada)	27,704

	Health Care Equipment 2.7%
29,261	DiaSorin S.p.A (Italy)	595,594
17,525	Infopia Co. Ltd.* (Korea)	239,924
5,899,775	Mingyuan Medicare Development Co. Ltd. (China)	349,063

		1,184,581

	Health Care Facilities 1.3%
1,166,500	Raffles Medical Group Ltd. (Singapore)	561,534

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

December 31, 2008 (Unaudited)

Shares		Value
	Health Care Supplies 2.1%
65,870	Abcam plc (United Kingdom)	$475,984
301,000	Shandong Weigao Group Medical Polymer Co. Ltd., Class H (China)	458,150

		934,134

	Health Care Technology 0.9%
253,230	RaySearch Laboratories AB (Sweden)	376,298

	Industrial Machinery 5.8%
2,565	Burckhardt Compression Holding AG (Switzerland)	367,264
6,763,000	China Automation Group Ltd. (China)	1,480,113
10,595	Muehlbauer Holding AG & Co. KGaA (Germany)	256,260
7,186	Taewoong Co. Ltd. (Korea)	443,604

		2,547,241

	Internet Retail 0.7%
82	START TODAY Co. Ltd. (Japan)	285,490

	Internet Software & Services 1.3%
280	MACROMILL, Inc. (Japan)	340,493
290,500	Vendtek Systems, Inc.* (Canada)	216,493

		556,986

	Investment Banking & Brokerage 0.9%
173	GCA Savvian Group Corp. (Japan)	415,721

	IT Consulting & Other Services 2.1%
104,500	China Information Security Technology, Inc.* (China)	376,200
565	Future Architect, Inc. (Japan)	221,610
45,805	Yuchen Technologies Ltd.* (China)	333,918

		931,728

	Life Sciences Tools & Services 3.2%
1,389	CMIC Co. Ltd. (Japan)	349,676
107	EPS Co. Ltd. (Japan)	460,537
22,530	MorphoSys AG* (Germany)	603,419

		1,413,632

	Oil & Gas Drilling 1.0%
55,660	Phoenix Technology Income Fund** (Canada)	400,824

	Oil & Gas Equipment & Services 4.0%
619,600	Ezra Holdings Ltd. (Singapore)	295,531
127,827	Forbes Energy Services Ltd.* (Canada)	159,460
145,000	Lamprell plc (United Arab Emirates)	245,421
63,685	Pason Systems, Inc. (Canada)	724,807
881,804	Swiber Holdings Ltd.* (Singapore)	343,988

		1,769,207

	Oil & Gas Exploration & Production 3.1%
264,895	Afren plc* (South Africa)	100,119
448,825	Bayou Bend Petroleum Ltd.* (Canada)	65,442
105,125	Dragon Oil plc* (United Arab Emirates)	244,880
89,467	Gran Tierra Energy, Inc.*	250,508
125,095	Ithaca Energy, Inc.* (Canada)	31,413
44,125	JKX Oil and Gas plc (United Kingdom)	118,345
61,225	Petrominerales Ltd.* (Colombia)	284,675
21,530	Premier Oil plc* (United Kingdom)	308,823

		1,404,205

	Other Diversified Financial Services 0.5%
314,680	Count Financial Ltd. (Australia)	220,130

	Packaged Foods & Meats 1.6%
58,560	Zhongpin, Inc.*	702,720

	Personal Products 0.8%
1,200,000	Beauty China Holdings Ltd. (China)	355,311

	Pharmaceuticals 2.1%
796,000	China Shineway Pharmaceutical Group Ltd. (China)	439,016
4,630	Daewoong Pharmaceutical Co. Ltd. (Korea)	194,035
55,484	Dechra Pharmaceuticals plc (United Kingdom)	297,451

		930,502

	Real Estate Services 0.9%
105	Century 21 Real Estate of Japan Ltd. (Japan)	285,633
255	Funai Zaisan Consultants Co. Ltd. (Japan)	104,580

		390,213

	Research & Consulting Services 1.7%
85	Nihon M&A Center, Inc. (Japan)	413,975
260,765	YouGov PLC* (United Kingdom)	322,516

		736,491

	Restaurants 2.0%
1,247,000	Ajisen China Holdings Ltd. (China)	583,714
581,950	FU JI Food & Catering Services Holdings Ltd. (China)	311,602

		895,316

	Semiconductors 1.1%
54,045	ELMOS Semiconductor AG* (Germany)	173,274
24,600	Melexis N.V. (Belgium)	171,058
65,820	O2Micro International Ltd. ADR* (Cayman Islands)	129,007

		473,339

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

December 31, 2008 (Unaudited)

Shares		Value
	Specialized Finance 6.0%
518,600	Bolsa Mexicana de Valores S.A., Series A* (Mexico)	$374,481
62,880	IMAREX ASA* (Norway)	526,934
155	Money Partners Co. Ltd. (Japan)	121,201
281	Osaka Securities Exchange Co. Ltd. (Japan)	1,254,184
32,625	Oslo Bors VPS Holding ASA (Norway)	349,449

		2,626,249

	Specialty Chemicals 0.3%
7,300	C. Uyemura & Co. Ltd. (Japan)	151,256

	Specialty Stores 0.9%
53,705	easyhome Ltd. (Canada)	413,283

	Systems Software 1.7%
2,129	Simplex Technology, Inc. (Japan)	752,071

	Technology Distributors 0.4%
141,920	Wolfson Microelectronics plc* (United Kingdom)	164,879

	Textiles 0.8%
1,800,000	Li Heng Chemical Fibre Technologies Ltd. (China)	335,548

	Thrifts & Mortgage Finance 1.4%
37,475	Home Capital Group, Inc. (Canada)	601,057

	Total Common Stocks
	(cost $60,156,370)	41,622,488

	PREFERRED STOCKS 1.0%

	Regional Banks 1.0%
199,510	Banco Daycoval S.A. Pfd. (Brazil)	453,432

	Total Preferred Stocks
	(cost $577,470)	453,432

	WARRANTS 0.0%

	Gold 0.0%
427,500	Redcorp Ventures Ltd. expiring 7/10/09* (Canada)	1,731

	Hotels, Resorts & Cruise Lines 0.0%
124,456	Club Cruise Entertainment & Travelling Services Europe N.V. expiring 4/25/12* *** + (Norway)	—

	Total Warrants (cost $280,622)	1,731

Principal Amount		Value
	SHORT-TERM INVESTMENTS 4.8%

	Short Term Investments 4.8%
$2,123,000	Repurchase Agreement dated 12/31/08, 0.01% due 1/02/09 with Fixed Income Clearing Corporation collateralized by $1,560,000 of United States Treasury Bonds 5.5% due 8/15/28; value: $2,166,996; repurchase proceeds: $2,123,001 (cost $2,123,000)	$2,123,000

	Total Short-Term Investments (cost $2,123,000)	2,123,000

	Total Investments (cost $63,137,462) 100.8%^^	44,200,651
	Liabilities less Other Assets (0.8)%	(331,973)

	NET ASSETS 100.0%	$43,868,678

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

^^The aggregate amount of foreign securities fair valued pursuant to a systematic fair valuation model as a percent of net assets was 75.23%.

ADR American Depositary Receipt

See Notes to Schedules of Investments.

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX) – Schedule of Investments (continued)

December 31, 2008 (Unaudited)

At December 31, 2008, Wasatch International Opportunities Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	1.0
Belgium	0.4
Brazil	2.7
Canada	7.8
Cayman Islands	0.3
China	33.3
Colombia	0.7
Finland	1.8
France	1.1
Germany	5.9
Hong Kong	3.8
Italy	1.4
Japan	13.7
Korea	2.1
Mexico	1.8
Norway	3.3
Singapore	6.2
South Africa	0.2
Sweden	0.9
Switzerland	0.9
United Arab Emirates	2.0
United Kingdom	5.6
United States	3.1

Total	100.0%

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments

December 31, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS 97.2%

	Air Freight & Logistics 1.4%
5,234,180	Goodpack Ltd. (Singapore)	$3,033,568

	Apparel Retail 1.0%
304,493	Zumiez, Inc.*	2,268,473

	Apparel, Accessories & Luxury Goods 2.4%
2,003,000	Ports Design Ltd. (Hong Kong)	2,443,589
262,362	Volcom, Inc.*	2,859,746

		5,303,335

	Application Software 1.2%
395,025	Interactive Intelligence, Inc.*	2,532,110

	Asset Management & Custody Banks 5.0%
57,790	Diamond Hill Investment Group, Inc.	3,756,350
889,022	Treasury Group Ltd. (Australia)	2,830,516
152,096	Westwood Holdings Group, Inc.	4,321,047

		10,907,913

	Biotechnology 0.5%
327,555	Luna Innovations, Inc.*	628,906
64,330	Orexigen Therapeutics, Inc.*	358,961

		987,867

	Computer Storage & Peripherals 0.8%
359,795	Intevac, Inc.*	1,824,161

	Consumer Finance 5.0%
554,789	Dollar Financial Corp.*	5,714,327
542,750	United PanAm Financial Corp.*	868,400
212,295	World Acceptance Corp.*	4,194,949

		10,777,676

	Education Services 0.4%
149,747	Kroton Educational S.A.* ** (Brazil)	799,464

	Electronic Manufacturing Services 1.3%
531,080	TTM Technologies, Inc.*	2,766,927

	Environmental & Facilities Services 2.9%
182,300	American Ecology Corp.	3,687,929
91,720	Team, Inc.*	2,540,644

		6,228,573

	Footwear 2.2%
36,336,155	China Hongxing Sports Ltd. (China)	4,720,535

	Health Care Services 4.7%
147,741	Bio-Reference Laboratories, Inc.*	3,875,246
149,295	CorVel Corp.*	3,281,504
270,485	Healthways, Inc.*	3,105,168

		10,261,918

	Health Care Distributors 1.2%
97,636	MWI Veterinary Supply, Inc.*	2,632,267

	Health Care Equipment 8.5%
257,580	Abaxis, Inc.*	4,129,007
313,596	Cardica, Inc.*	1,097,586
141,720	Invacare Corp.	2,199,494
24,315,170	LMA International N.V.* (Singapore)	2,365,934
65,450	NuVasive, Inc.*	2,267,842
394,782	VNUS Medical Technologies, Inc.*	6,403,364

		18,463,227

	Health Care Facilities 1.7%
1,085,375	NovaMed, Inc.*	3,755,398

	Health Care Supplies 3.0%
432,710	Abcam plc (United Kingdom)	3,126,808
99,920	ICU Medical, Inc.*	3,311,349

		6,438,157

	Health Care Technology 0.3%
454,005	RaySearch Laboratories AB (Sweden)	674,649

	Internet Software & Services 3.0%
294,155	DealerTrack Holdings, Inc.*	3,497,503
213,316	Liquidity Services, Inc.*	1,776,922
64,565	VistaPrint Ltd.*	1,201,555

		6,475,980

	IT Consulting & Other Services 1.0%
73,515	NCI, Inc., Class A*	2,215,007

	Life Sciences Tools & Services 2.8%
116,084	Icon plc ADR* (Ireland)	2,285,694
109,355	Kendle International, Inc.*	2,812,611
96,790	Life Sciences Research, Inc.*	909,826

		6,008,131

	Marine Ports & Services 0.7%
444,727	CAI International, Inc.*	1,409,785

	Mortgage REITs 1.9%
691,340	MFA Mortgage Investments, Inc.	4,071,993

	Oil & Gas Equipment & Services 3.0%
9,718,140	Advanced Holdings Ltd. (Singapore)	680,921
807,995	Forbes Energy Services Ltd.* (Canada)	1,007,948
252,800	Pason Systems, Inc. (Canada)	2,877,149
4,677,770	Swiber Holdings Ltd.* (Singapore)	1,824,777

		6,390,795

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments (continued)

December 31, 2008 (Unaudited)

Shares		Value
	Oil & Gas Exploration & Production 2.8%
321,507	Approach Resources, Inc.*	$2,350,216
138,310	GMX Resources, Inc.*	3,502,009
1,056,580	Ithaca Energy, Inc.* (Canada)	265,322

		6,117,547

	Oil & Gas Refining & Marketing 1.2%
73,025	World Fuel Services Corp.	2,701,925

	Pharmaceuticals 0.0%
399,443	Osteologix, Inc.*	35,950

	Regional Banks 4.4%
324,355	Boston Private Financial Holdings, Inc.	2,218,588
133,114	Commonwealth Bankshares, Inc.	954,427
168,040	Nara Bancorp, Inc.	1,651,833
251,573	Tamalpais Bancorp++	2,130,823
131,560	Washington Trust Bancorp*	2,598,310

		9,553,981

	Research & Consulting Services 4.6%
101,800	CRA International, Inc.*	2,741,474
305,460	Resources Connection, Inc.*	5,003,435
89,700	Stantec, Inc.* (Canada)	2,215,590

		9,960,499

	Semiconductor Equipment 1.1%
199,375	Tessera Technologies, Inc.*	2,368,575

	Semiconductors 13.4%
246,210	Melexis N.V. (Belgium)	1,712,041
764,642	Micrel, Inc.	5,589,533
912,890	Microtune, Inc.*	1,862,296
165,061	Netlogic Microsystems, Inc.*	3,632,993
1,596,457	O2Micro International Ltd.
	ADR* (Cayman Islands)	3,129,056
670,704	Pericom Semiconductor Corp.*	3,675,458
267,085	PLX Technology, Inc.*	459,386
325,448	Power Integrations, Inc.	6,469,906
104,545	Supertex, Inc.*	2,510,125

		29,040,794

	Specialized Finance 2.3%
154,000	Goldwater Bank, N.A.* *** +	1,156,540
870	Osaka Securities Exchange Co. Ltd. (Japan)	3,883,062

		5,039,602

	Specialty Chemicals 0.5%
1,063,635	Neo Material Technologies, Inc.* (Canada)	1,094,222

	Specialty Stores 3.5%
339,134	Big 5 Sporting Goods Corp.	1,766,888
197,015	easyhome Ltd. (Canada)	1,516,114
267,657	Hibbett Sports, Inc.*	4,204,891

		7,487,893

	Systems Software 1.5%
340,420	Opnet Technologies, Inc.*	3,356,541

	Thrifts & Mortgage Finance 1.8%
165,690	Encore Bancshares, Inc.*	1,822,590
123,300	Home Capital Group, Inc. (Canada)	1,977,594

		3,800,184

	Trading Companies & Distributors 1.3%
331,652	Rush Enterprises, Inc., Class B*	2,716,230

	Trucking 2.9%
115,965	Old Dominion Freight Line, Inc.*	3,300,364
496,925	Vitran Corp., Inc.* (Canada)	3,080,935

		6,381,299

	Total Common Stocks (cost $314,736,218)	210,603,151

	PREFERRED STOCKS 0.0%

	Pharmaceuticals 0.0%
414,022	Point Biomedical Corp., Series A Pfd.* *** +	2,070

	Total Preferred Stocks (cost $226,364)	2,070

	WARRANTS 0.0%

	Air Freight & Logistics 0.0%
888,830	Goodpack Ltd. expiring
	7/16/09* (Singapore)	74,030

	Health Care Distributors 0.0%
25,946	Familymeds Group, Inc. expiring
	11/30/09* *** +	—

	Health Care Equipment 0.0%
121,124	Cardica, Inc. expiring 6/7/12* *** +	—

	Total Warrants (cost $19,380)	74,030

WASATCH MICRO CAP FUND (WMICX) – Schedule of Investments (continued)

December 31, 2008 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 2.8%

	Short Term Investments 2.8%
$6,097,000	Repurchase Agreement dated 12/30/08, 0.01% due 1/02/09 with Fixed Income Clearing Corporation collateralized by $4,050,000 of United States Treasury Bonds 6.625% due 2/15/27; value: $6,226,065; repurchase proceeds: $6,097,003 (cost $6,097,000)	$6,097,000

	Total Short-Term Investments (cost $6,097,000)	6,097,000

	Total Investments (cost $321,078,962) 100.0% ^^	216,776,251
	Other Assets less Liabilities 0%	54,815

	NET ASSETS 100.0%	$216,831,066

	*Non-income producing.

	**Common units.

	***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

	+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

	++Affiliated company (see Note 5).

	^^The aggregate amount of foreign securities fair valued pursuant to a systematic fair valuation model as a percent of net assets was 12.59%.

	ADR American Depositary Receipt.

	REIT Real Estate Investment Trust.

	See Notes to Schedules of Investments.

At December 31, 2008, Wasatch Micro Cap Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	1.3
Belgium	0.8
Brazil	0.4
Canada	6.7
Cayman Islands	1.5
China	2.2
Hong Kong	1.2
Ireland	1.1
Japan	1.8
Singapore	3.8
Sweden	0.3
United Kingdom	1.5
United States	77.4

Total	100.0%

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments

December 31, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS 95.9%

	Aerospace & Defense 1.5%
30,000	HEICO Corp., Class A	$868,800

	Air Freight & Logistics 0.3%
536,500	AutoInfo, Inc.*	182,410

	Apparel, Accessories & Luxury Goods 1.1%
60,000	Volcom, Inc.*	654,000

	Application Software 4.5%
1,673,666	Guestlogix, Inc.* (Canada)	813,447
160,100	Interactive Intelligence, Inc.*	1,026,241
50,000	Longtop Financial Technologies Ltd.
	ADR* (China)	756,000

		2,595,688

	Asset Management & Custody Banks 1.9%
138,013	Treasury Group Ltd. (Australia)	439,413
23,000	Westwood Holdings Group, Inc.	653,430

		1,092,843

	Auto Parts & Equipment 0.4%
145,000	Martinrea International, Inc.* (Canada)	265,452

	Biotechnology 2.4%
220,000	Luna Innovations, Inc.*	422,400
101,331	NeurogesX, Inc.*	118,557
6,200,000	Sino Biopharmaceutical Ltd. (China)	844,204

		1,385,161

	Computer Storage & Peripherals 1.3%
150,000	Intevac, Inc.*	760,500

	Construction & Engineering 7.8%
33,300	Michael Baker Corp.*	1,229,103
176,145	MYR Group, Inc.*	1,761,450
158,000	Orion Marine Group, Inc.*	1,526,280

		4,516,833

	Consumer Finance 2.3%
70,000	Dollar Financial Corp.*	721,000
32,000	World Acceptance Corp.*	632,320

		1,353,320

	Data Processing & Outsourced Services 1.2%
35,000	NeuStar, Inc., Class A*	669,550

	Distributors 1.2%
60,000	LKQ Corp.*	699,600

	Diversified Banks 0.9%
55,556	Idaho Trust Bancorp* *** +	500,004

	Diversified Chemicals 1.6%
110,000	LSB Industries, Inc.*	915,200

	Diversified Support Services 0.9%
33,754	Healthcare Services Group	537,701

	Education Services 2.2%
135,434	Kroton Educational S.A.* ** (Brazil)	723,050
40,000	Lincoln Educational Services*	530,000

		1,253,050
	Electrical Components & Equipment 1.2%
3,101,000	Wasion Meters Group Ltd. (Hong Kong)	687,140

	Electronic Manufacturing Services 0.8%
1,040,000	Sanmina-SCI Corp.*	488,800

	Environmental & Facilities Services 4.2%
161,000	Energy Solutions, Inc.	909,650
132,700	Heritage-Crystal Clean, Inc.*	1,526,050

		2,435,700

	Footwear 1.1%
4,854,000	China Hongxing Sports Ltd. (China)	630,597

	Gold 0.1%
1,710,000	Redcorp Ventures Ltd.* (Canada)	55,407

	Health Care Equipment 8.6%
135,000	AtriCure, Inc.*	299,700
87,000	Cardica, Inc.*	304,500
51,000	Invacare Corp.	791,520
42,000	Micrus Endovascular Corp.*	487,620
171,000	MTS Medication Technologies, Inc.*	668,610
27,740	NuVasive, Inc.*	961,191
254,300	Thermage, Inc.*	348,391
70,000	VNUS Medical Technologies, Inc.* +++	1,135,400

		4,996,932

	Health Care Services 1.7%
30,000	Bio-Reference Laboratories, Inc.* +++	786,900
104,000	Health Grades, Inc.*	214,240

		1,001,140

	Health Care Supplies 1.7%
30,000	ICU Medical, Inc.*	994,200

	Hotels, Resorts & Cruise Lines 0.0%
131,090	Club Cruise Entertainment & Travelling
	Services Europe N.V.* *** (Norway)	187

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

December 31, 2008 (Unaudited)

Shares		Value
	Integrated Telecommunication Services 1.5%
54,000	Cbeyond, Inc.*	$862,920

	Internet Software & Services 2.7%
54,000	DealerTrack Holdings, Inc.*	642,060
48,000	VistaPrint Ltd.*	893,280

		1,535,340

	Investment Banking & Brokerage 1.5%
240,000	GFI Group, Inc.	849,600
	IT Consulting & Other Services 5.9%
150,000	China Information Security Technology, Inc.* (China)	540,000
29,000	NCI, Inc., Class A*	873,770
100,000	Rightnow Technologies, Inc.*	773,000
62,561	Telvent GIT S.A. (Spain)	914,016
39,995	Yuchen Technologies Ltd.* (China)	291,564

		3,392,350

	Marine Ports & Services 2.8%
95,000	Aegean Marine Petroleum Network, Inc.	1,611,200
	Oil & Gas Equipment & Services 2.5%
246,000	Forbes Energy Services Ltd.* (Canada)	306,877
115,725	TETRA Technologies, Inc.*	562,424
70,000	Willbros Group, Inc.* (Panama)	592,900

		1,462,201

	Other Diversified Financial Services 0.8%
99,445	Hyde Park Acquisition Corp.*	447,502
	Packaged Foods & Meats 3.4%
165,000	Zhongpin, Inc.* +++	1,980,000
	Pharmaceuticals 1.6%
1,663,000	China Shineway Pharmaceutical Group Ltd. (China)	917,190
166,389	Osteologix, Inc.*	14,975

		932,165

	Regional Banks 5.7%
100,000	Boston Private Financial Holdings, Inc.	684,000
2,000,000	City Union Bank Ltd. (India)	603,409
270,203	First Bank of Delaware*	397,198
45,000	First of Long Island Corp.	1,068,750
65,498	Tamalpais Bancorp	554,768

		3,308,126

	Reinsurance 1.4%
60,000	CastlePoint Holdings Ltd. (Bermuda)	813,600

	Research & Consulting Services 2.9%
44,000	Duff & Phelps Corp.*	841,280
51,000	Resources Connection, Inc.*	835,380

		1,676,660

	Restaurants 2.3%
1,537,000	Ajisen China Holdings Ltd. (China)	719,462
206,074	Brazil Fast Food Corp.	616,161

		1,335,623

	Semiconductor Equipment 1.0%
49,850	Tessera Technologies, Inc.*	592,218

	Semiconductors 0.8%
226,040	O2Micro International Ltd. ADR* (Cayman Islands)	443,038

	Specialized Finance 3.1%
1,100,000	Bolsa Mexicana de Valores S.A., Series A* (Mexico)	794,310
41,900	Goldwater Bank, N.A.* *** +	314,669
155	Osaka Securities Exchange Co. Ltd. (Japan)	691,810

		1,800,789

	Specialty Stores 1.1%
83,120	easyhome Ltd. (Canada)	639,644

	Steel 1.6%
167,810	Globe Specialty Metals, Inc.* (United Kingdom)	503,430
16,090	Haynes International, Inc.* +++	396,136

		899,566

	Systems Software 1.4%
80,000	Opnet Technologies, Inc.* +++	788,800

	Trucking 1.0%
95,000	Vitran Corp., Inc.* (Canada)	589,000

	Total Common Stocks (cost $73,175,112)	55,500,557

	PREFERRED STOCKS 1.0%

	Diversified Banks 1.0%
250,000	Banco do Estado do Rio Grande do Sul S.A., Series B Pfd (Brazil)	600,343

	Pharmaceuticals 0.0%
82,803	Point Biomedical Corp., Series A Pfd.* *** +	414

	Total Preferred Stocks (cost $612,006)	600,757

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

December 31, 2008 (Unaudited)

Shares		Value
	WARRANTS 0.0%

	Biotechnology 0.0%
30,399	NeurogesX, Inc. expiring 12/28/12* *** +	$—
	Gold 0.0%
855,000	Redcorp Ventures Ltd. expiring 7/10/09* (Canada)	3,463

	Health Care Distributors 0.0%
6,486	Familymeds Group, Inc. expiring 11/30/09* *** +	—

	Health Care Equipment 0.0%
58,140	Cardica, Inc. expiring 6/7/12* *** +	—

	Hotels, Resorts & Cruise Lines 0.0%
94,548	Club Cruise Entertainment & Travelling Services Europe N.V. expiring 4/25/12 * *** + (Norway)	—

	Total Warrants (cost $226,367)	3,463

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.2%

	Repurchase Agreement 1.2%
$693,000	Repurchase Agreement dated 12/31/08, 0.01% due 1/02/09 with Fixed Income Clearing Corporation collateralized by $495,000 of United States Treasury Bonds 4.75% due 2/15/37; value $708,642; repurchase proceeds: $693,000+++ (cost $693,000)	$693,000

	Total Short-Term Investments (cost $693,000)	693,000

	Total Investments (cost $74,706,485) 98.1%^^	56,797,777
	Other Assets less Liabilities 1.9%	1,096,110

	NET ASSETS 100.0%	$57,893,887

Number of Contracts		Value
	CALL OPTIONS WRITTEN
160	Haynes Int’l, Inc., expiring 1/17/09 exercise price $22.50	$38,400

600	Volcom, Inc., expiring 1/17/09 exercise price $10	63,000

	Total Call Options Written (premium $119,403)	101,400

Contracts		Net Unrealized Appreciation
	FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
3,400,000
CAD	USD, settlement date 2/12/09, (cost $2,770,422 value $2,813,545)	$43,123
	Total Forward Foreign Currency Exchange Contracts (cost $2,770,422 value $2,813,545)	43,123

	*Non-income producing.
	**Common units.
	***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).
	+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).
	+++All or a portion of this security has been designated as collateral for written options (see Note 3) and forward foreign currency contracts.
	^^The aggregate amount of foreign securities fair valued pursuant to a systematic fair valuation model as a percent of net assets was 9.56%.
	ADR American Depositary Receipt.
	See Notes to Schedules of Investments.

WASATCH MICRO CAP VALUE FUND (WAMVX) – Schedule of Investments (continued)

December 31, 2008 (Unaudited)

At December 31, 2008, Wasatch Micro Cap Value Fund’s investments, excluding short-term investments and options written, were in the following countries:

COUNTRY	%
Australia	0.8
Bermuda	1.4
Brazil	2.4
Canada	4.8
Cayman Islands	0.8
China	8.4
Hong Kong	1.2
India	1.1
Japan	1.2
Mexico	1.4
Norway	<0.1
Panama	1.1
Spain	1.6
United Kingdom	0.9
United States	72.9

Total	100.0%

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments

December 31, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS 99.0%

	Aerospace & Defense 1.4%
196,460	HEICO Corp.	$7,628,542

	Air Freight & Logistics 1.3%
14,377,902	Aramex PJSC* (United Arab Emirates)	3,434,894
5,549,982	Goodpack Ltd. (Singapore)	3,216,597

		6,651,491

	Apparel Retail 0.9%
661,715	Zumiez, Inc.*	4,929,777

	Apparel, Accessories & Luxury Goods 2.0%
4,731,640	Ports Design Ltd. (Hong Kong)	5,772,434
444,153	Volcom, Inc.*	4,841,268

		10,613,702

	Application Software 3.1%
62,615	Concur Technologies, Inc.*	2,055,024
194,022	FactSet Research Systems, Inc.	8,583,533
400,320	Ultimate Software Group, Inc.*	5,844,672

		16,483,229

	Asset Management & Custody Banks 1.4%
245,426	Cohen & Steers, Inc.	2,697,232
332,405	Waddell & Reed Financial, Inc., Class A	5,138,981

		7,836,213

	Automotive Retail 6.1%
1,054,320	O’Reilly Automotive, Inc.* +++	32,409,797

	Biotechnology 1.1%
25,863	Myriad Genetics, Inc.*	1,713,682
225,795	Orexigen Therapeutics, Inc.*	1,259,936
245,150	Seattle Genetics, Inc.*	2,191,641
205,700	ZymoGenetics, Inc.*	617,100

		5,782,359

	Communications Equipment 2.4%
270,265	F5 Networks, Inc.*	6,178,258
416,964	Neutral Tandem, Inc.*	6,763,156

		12,941,414

	Computer & Electronics Retail 0.8%
474,023	hhgregg, Inc.*	4,114,520

	Computer Storage & Peripherals 0.2%
59,967	Data Domain, Inc.*	1,127,380

	Construction & Engineering 1.2%
13,729,282	Midas Holdings Ltd. (China)	4,658,560
127,790	Outotec Oyj (Finland)	1,981,327

		6,639,887

	Construction & Farm Machinery & Heavy Trucks 1.1%
317,991	Bucyrus International, Inc., Class A	5,889,193

	Data Processing & Outsourced Services 2.9%
483,365	NeuStar, Inc., Class A*	9,246,772
1,119,960	Wirecard AG* (Germany)	6,545,237

		15,792,009

	Distributors 1.0%
441,055	LKQ Corp.*	5,142,701

	Diversified Banks 4.0%
295,096	Bank of N.T. Butterfield & Son Ltd. (Bermuda)	3,083,753
257,690	HDFC Bank Ltd. ADR (India)	18,393,912

		21,477,665

	Diversified Support Services 2.3%
449,256	Copart, Inc.*	12,215,271

	Education Services 1.0%
89,196	Capella Education Co.*	5,241,157

	Environmental & Facilities Services 2.2%
497,130	Tetra Tech, Inc.*	12,005,689

	Footwear 0.5%
18,556,345	China Hongxing Sports Ltd. (China)	2,410,708

	Health Care Distributors 1.2%
243,386	MWI Veterinary Supply, Inc.*	6,561,687

	Health Care Equipment 2.9%
542,252	Abaxis, Inc.*	8,692,300
334,336	Dexcom, Inc.*	922,767
371,903	VNUS Medical Technologies, Inc.*	6,032,267

		15,647,334

	Health Care Services 4.2%
512,000	Bio-Reference Laboratories, Inc.*	13,429,760
279,730	MEDNAX, Inc.*	8,867,441

		22,297,201

	Home Improvement Retail 0.3%
137,497	Lumber Liquidators, Inc.*	1,451,968

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

December 31, 2008 (Unaudited)

Shares		Value
	Integrated Telecommunication Services 1.1%
374,660	Cbeyond, Inc.*	$5,987,067

	Internet Software & Services 4.7%
128,655	Bankrate, Inc.*	4,888,890
726,005	DealerTrack Holdings, Inc.*	8,632,199
854,865	LoopNet, Inc.*	5,830,179
313,605	VistaPrint Ltd.*	5,836,189

		25,187,457

	Investment Banking & Brokerage 0.8%
335,180	optionsXpress Holdings, Inc.	4,478,005

	IT Consulting & Other Services 2.1%
631,988	Cognizant Technology Solutions Corp., Class A*	11,413,703

	Leisure Facilities 1.0%
420,000	Life Time Fitness, Inc.*	5,439,000

	Life Sciences Tools & Services 5.7%
225,115	Icon plc ADR* (Ireland)	4,432,514
307,600	Kendle International, Inc.*	7,911,472
285,654	Techne Corp.	18,430,396
208,525	Valera Pharmaceuticals, Inc. Ureteral Stent* *** +	—

		30,774,382

	Marine 0.0%
1,585	Eagle Bulk Shipping, Inc.	10,810

	Mortgage REITs 0.7%
237,433	Redwood Trust, Inc.	3,540,126

	Oil & Gas Equipment & Services 3.8%
325,180	Dril-Quip, Inc.*	6,669,442
390	NATCO Group, Inc., Class A*	5,920
790,890	Pason Systems, Inc. (Canada)	9,001,219
455,035	TGS-NOPEC Geophysical Co., ASA* (Norway)	2,311,174
267,105	Willbros Group, Inc.* (Panama)	2,262,379

		20,250,134

	Oil & Gas Exploration & Production 1.4%
296,145	GMX Resources, Inc.*	7,498,391

	Other Diversified Financial Services 0.3%
2,661,038	Count Financial Ltd. (Australia)	1,861,489

	Pharmaceuticals 1.1%
636,157	Alexza Pharmaceuticals, Inc.*	2,016,618
680,112	Dechra Pharmaceuticals plc (United Kingdom)	3,646,094
208,525	Valera Pharmaceuticals, Inc. CSR VP003* *** +	—

		5,662,712

	Regional Banks 1.2%
127,000	City National Corp.	6,184,900

	Research & Consulting Services 8.1%
262,008	CRA International, Inc.*	7,055,875
1,349,799	Resources Connection, Inc.* +++	22,109,708
570,284	Stantec, Inc.* (Canada)	14,086,015

		43,251,598

	Restaurants 1.6%
363,076	Peet’s Coffee & Tea, Inc.*	8,441,517

	Semiconductor Equipment 0.6%
279,235	Tessera Technologies, Inc.*	3,317,312

	Semiconductors 7.5%
267,565	Hittite Microwave Corp.*	7,882,465
439,871	Melexis N.V. (Belgium)	3,058,679
208,889	Netlogic Microsystems, Inc.*	4,597,647
1,509,480	O2Micro International Ltd. ADR* (Cayman Islands)	2,958,581
742,451	Power Integrations, Inc.	14,759,926
276,835	Silicon Laboratories, Inc.*	6,859,971

		40,117,269

	Specialty Stores 2.4%
816,060	Hibbett Sports, Inc.*	12,820,303

	Systems Software 1.1%
676,022	NetSuite, Inc.*	5,705,626

	Thrifts & Mortgage Finance 0.8%
264,476	Home Capital Group, Inc. (Canada)	4,241,899

	Trading Companies & Distributors 3.4%
498,585	MSC Industrial Direct Co., Inc., Class A	18,362,886

	Trucking 4.0%
153,880	J.B. Hunt Transport Services, Inc.	4,042,428
1,078,362	Knight Transportation, Inc.+++	17,383,195

		21,425,623

	Total Common Stocks (cost $616,469,133.16)	533,692,242

	PREFERRED STOCKS 1.2%

	Biotechnology 0.5%
677,966	Nanosys, Inc., Series D Pfd.* *** +	1,633,898
146,199	Orexigen Therapeutics, Inc., Series C Pfd.*	815,790

		2,449,688

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

December 31, 2008 (Unaudited)

Shares		Value
	Health Care Equipment 0.3%
750,000	Orqis Medical Corp., Series D Pfd.* *** +	$825,000
1,620,220	Zonare Medical Systems, Inc., Series E Pfd.* *** +	1,069,345

		1,894,345

	Health Care Services 0.2%
516,161	Bravo Health, Inc., Series G Pfd.* *** +	851,666
362,782	TargetRX, Inc., Series D Pfd.* *** +	3,628

		855,294

	Internet Software & Services 0.0%
404,517	Incipient, Inc., Series D Pfd.* *** +	4,045

	Life Sciences Tools & Services 0.4%
178,571	Fluidigm Corp., Series E Pfd.* *** +	1,932,138

	Pharmaceuticals 0.0%
524,519	Point Biomedical Corp., Series A Pfd.* *** +	2,623

	Total Preferred Stocks (cost $10,688,081)	6,322,343

	EXCHANGE TRADED FUNDS 0.7%

	Asset Management & Custody Banks 0.7%
71,045	iShares Russell 2000 Growth Index Fund	3,613,349

	Total Exchange Traded Funds (cost $3,623,766)	3,613,349

	LIMITED PARTNERSHIP INTEREST 0.5%

	Other 0.5%
	Montagu Newhall Global Partners II-B, L.P.* *** +	2,387,406
	Montagu Newhall Global Partners III-B, L.P.* *** +	500,603

		2,888,009

	Total Limited Partnership Interest (cost $4,683,853)	2,888,009

	WARRANTS 0.0%

	Health Care Equipment 0.0%
243,033	Zonare Medical Systems, Inc. expiring 6/30/11* *** +	—

	Total Warrants (cost $0)	—

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.3%

	Short Term Investments 0.3%
$1,834,000	Repurchase Agreement dated 12/31/08, 0.01% due 1/02/09 with Fixed Income Clearing Corporation collateralized by $1,245,000 of United States Treasury Bonds 6.375% due 8/15/27; value $1,873,974; repurchase proceeds: $1,834,001+++ (cost $1,834,000)	$1,834,000

	Total Short-Term Investments (cost $1,834,000)	1,834,000

	Total Investments (cost $633,675,067) 101.7%^^	544,736,594
	Liabilities less Other Assets (1.7)%	(9,237,760)

	NET ASSETS 100.0%	$535,498,834

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

+++All or a portion of this security has been designated as collateral for Future Commitments (see Note 7).

^^The aggregate amount of foreign securities fair valued pursuant to a systematic fair valuation model as a percent of net assets was 7.26%.

ADR American Depository Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

WASATCH SMALL CAP GROWTH FUND (WAAEX) – Schedule of Investments (continued)

December 31, 2008 (Unaudited)

At December 31, 2008, Wasatch Small Cap Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	0.3
Belgium	0.6
Bermuda	0.6
Canada	5.0
Cayman Islands	0.5
China	1.3
Finland	0.4
Germany	1.2
Hong Kong	1.1
India	3.4
Ireland	0.8
Norway	0.4
Panama	0.4
Singapore	0.6
United Arab Emirates	0.6
United Kingdom	0.7
United States	82.1

Total	100.0%

WASATCH SMALL CAP VALUE FUND (WMCVX) – Schedule of Investments

December 31, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS 97.6%

	Aerospace & Defense 2.7%
168,965	HEICO Corp., Class A	$4,893,226

	Air Freight & Logistics 2.3%
7,216,256	Goodpack Ltd. (Singapore)	4,182,318

	Alternative Carriers 0.9%
146,900	Global Village Telecom Holding S.A.* (Brazil)	1,598,136

	Apparel Retail 2.6%
209,700	American Eagle Outfitters, Inc.	1,962,792
365,939	Zumiez, Inc.*	2,726,245

		4,689,037

	Apparel, Accessories & Luxury Goods 1.8%
297,920	Volcom, Inc.*	3,247,328

	Asset Management & Custody Banks 3.8%
153,763	Cohen & Steers, Inc.	1,689,855
123,640	SEI Investments Co.	1,942,385
471,940	Solar Capital, LLC* ** *** +	3,379,090

		7,011,330

	Auto Parts & Equipment 0.4%
433,515	Martinrea International, Inc.* (Canada)	793,636

	Automotive Retail 2.1%
126,975	O’Reilly Automotive, Inc.*	3,903,211

	Communications Equipment 1.1%
153,360	Plantronics, Inc.	2,024,352

	Construction & Engineering 3.7%
85,400	Michael Baker Corp.*	3,152,114
369,550	MYR Group, Inc.*	3,695,500

		6,847,614

	Construction & Farm Machinery & Heavy Trucks 1.1%
109,495	Bucyrus International, Inc., Class A	2,027,847

	Consumer Finance 4.9%
427,675	Dollar Financial Corp.*	4,405,053
532,416	United PanAm Financial Corp.*	851,866
186,515	World Acceptance Corp.*	3,685,536

		8,942,455

	Data Processing & Outsourced Services 1.8%
173,435	NeuStar, Inc., Class A*	3,317,811

	Distributors 1.9%
292,815	LKQ Corp.*	3,414,223

	Diversified Banks 1.7%
299,220	Bank of N.T. Butterfield & Son Ltd. (Bermuda)	3,126,849

	Diversified Capital Markets 1.0%
323,115	JMP Group, Inc.	1,793,288

	Diversified REITs 0.0%
60,000	Star Asia Financial Ltd.* *** +	60,000

	Diversified Support Services 2.7%
140,140	Copart, Inc.*	3,810,407
399,024	LPS Brasil - Consultoria de Imoveis S.A. (Brazil)	1,129,313

		4,939,720

	Education Services 0.8%
280,980	Kroton Educational S.A.* ** (Brazil)	1,500,086

	Electrical Components & Equipment 1.7%
14,088,713	Wasion Meters Group Ltd. (Hong Kong)	3,121,871

	Electronic Manufacturing Services 2.7%
2,682,010	Sanmina-SCI Corp.*	1,260,545
690,527	TTM Technologies, Inc.*	3,597,645

		4,858,190

	Footwear 1.5%
21,394,000	China Hongxing Sports Ltd. (China)	2,779,356

	Gold 0.2%
12,640,415	Redcorp Ventures Ltd.* (Canada)	409,572

	Health Care Equipment 1.8%
218,165	Invacare Corp.	3,385,921

	Health Care Facilities 2.4%
384,561	Capital Senior Living Corp.*	1,145,992
331,562	Emeritus Corp.*	3,325,567

		4,471,559

	Health Care Services 2.9%
201,302	CorVel Corp.*	4,424,618
30,290	MEDNAX, Inc.*	960,193

		5,384,811

	Health Care Supplies 1.5%
80,732	ICU Medical, Inc.*	2,675,458

WASATCH SMALL CAP VALUE FUND (WMCVX) – Schedule of Investments (continued)

December 31, 2008 (Unaudited)

Shares		Value
	Industrial Machinery 1.4%
108,335	IDEX Corp.	$2,616,290

	Insurance Brokers 0.0%
60	Brown & Brown, Inc.	1,254

	Integrated Telecommunication Services 1.0%
110,615	Cbeyond, Inc.*	1,767,628

	Internet Software & Services 1.7%
265,909	DealerTrack Holdings, Inc.*	3,161,658

	IT Consulting & Other Services 1.3%
115,190	Cognizant Technology Solutions Corp., Class A*	2,080,332
17,774	Telvent GIT S.A. (Spain)	259,678

		2,340,010

	Leisure Products 0.3%
46,013	RC2 Corp.*	490,959

	Marine Ports & Services 1.5%
163,335	Aegean Marine Petroleum Network, Inc.	2,770,162

	Mortgage REITs 3.4%
627,860	MFA Mortgage Investments, Inc.	3,698,096
167,085	Redwood Trust, Inc.	2,491,237

		6,189,333

	Oil & Gas Equipment & Services 3.4%
75,905	Oil States International, Inc.*	1,418,665
693,841	TETRA Technologies, Inc.*	3,372,067
170,645	Willbros Group, Inc.* (Panama)	1,445,363

		6,236,095

	Oil & Gas Exploration & Production 3.2%
204,040	Petrohawk Energy Corp.*	3,189,145
112,275	Plains Exploration & Production Co.*	2,609,271

		5,798,416

	Oil & Gas Refining & Marketing 1.5%
76,755	World Fuel Services Corp.	2,839,935

	Packaged Foods & Meats 1.8%
272,780	Zhongpin, Inc.*	3,273,360

	Personal Products 2.9%
109,730	Herbalife Ltd. (Cayman Islands)	2,378,946
188,215	NBTY, Inc.*	2,945,565

		5,324,511

	Property & Casualty Insurance 1.1%
71,150	Tower Group, Inc.	2,007,142

	Regional Banks 5.6%
334,702	Boston Private Financial Holdings, Inc.	2,289,362
231,445	Commonwealth Bankshares, Inc.	1,659,460
238,790	Nara Bancorp, Inc.	2,347,306
201,713	Washington Trust Bancorp*	3,983,832

		10,279,960

	Semiconductors 4.0%
663,521	Pericom Semiconductor Corp.*	3,636,095
81,402	Power Integrations, Inc.	1,618,272
86,972	Supertex, Inc.*	2,088,198

		7,342,565

	Specialized Finance 0.4%
438,130	KKR Financial Holdings, LLC	692,245

	Steel 1.6%
459,170	Globe Specialty Metals, Inc.* (United Kingdom)	1,377,510
63,085	Haynes International, Inc.*	1,553,153

		2,930,663

	Systems Software 0.9%
195,165	NetSuite, Inc.*	1,647,193

	Trading Companies & Distributors 3.1%
105,520	MSC Industrial Direct Co., Inc., Class A	3,886,301
102,407	Rush Enterprises, Inc., Class A*	877,628
108,920	Rush Enterprises, Inc., Class B*	892,055

		5,655,984

	Trucking 5.5%
74,670	J.B. Hunt Transport Services, Inc.	1,961,581
173,661	Old Dominion Freight Line, Inc.*	4,942,392
516,780	Vitran Corp., Inc.* (Canada)	3,204,036

		10,108,009

	Total Common Stocks (cost $285,424,352)	178,872,577

	WARRANTS 0.0%

	Gold 0.0%
5,665,000	Redcorp Ventures Ltd. expiring 7/10/09* (Canada)	22,945

	Total Warrants (cost $0)	22,945

WASATCH SMALL CAP VALUE FUND (WMCVX) – Schedule of Investments (continued)

December 31, 2008 (Unaudited)

Value
Total Investments (cost $285,424,352) 97.6% ^^	$178,895,522
Other Assets less Liabilities 2.4%	4,397,775

NET ASSETS 100.0%	$183,293,297

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

^^The aggregate amount of foreign securities fair valued pursuant to a systematic fair valuation model as a percent of net assets was 5.5%.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At December 31, 2008, Wasatch Small Cap Value Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Bermuda	1.8
Brazil	2.4
Canada	2.5
Cayman Islands	1.3
China	1.6
Hong Kong	1.7
Panama	0.8
Singapore	2.3
Spain	0.1
United Kingdom	0.8
United States	84.7

Total	100.0%

WASATCH STRATEGIC INCOME FUND (WASIX) – Schedule of Investments

December 31, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS 87.3%

	Asset Management & Custody Banks 4.8%
27,474	Apollo Investment Corp.	$255,783
25,885	Ares Capital Corp.	163,852
10,315	SEI Investments Co.	162,049
19,600	Solar Capital, LLC* ** *** +	140,336

		722,020

	Construction & Farm Machinery & Heavy Trucks 4.2%
14,730	Joy Global, Inc.	337,170
18,530	Trinity Industries, Inc.	292,033

		629,203

	Consumer Finance 1.6%
7,664	Capital One Financial Corp.	244,405

	Data Processing & Outsourced Services 7.5%
27,060	Paychex, Inc.+++	711,137
37,600	Redecard S.A. (Brazil)	414,374

		1,125,511

	Diversified Banks 4.3%
44,040	Bank of East Asia Ltd. (Hong Kong)	92,897
15,694	Bank of N.T. Butterfield & Son Ltd. (Bermuda)	164,002
5,485	HDFC Bank Ltd. ADR (India)	391,519

		648,418

	Diversified REITs 1.1%
32,005	CapitalSource, Inc.+++	147,863
17,279	Star Asia Financial Ltd.* *** +	17,279

		165,142

	Diversified Support Services 2.7%
24,843	LPS Brasil - Consultoria de Imoveis S.A. (Brazil)	70,311
15,883	McGrath RentCorp	339,261

		409,572

	Gold 0.1%
295,680	Redcorp Ventures Ltd.* (Canada)	9,581
299	Redcorp Ventures Ltd.* *** + (Canada)	—

		9,581

	Home Improvement Retail 1.6%
10,400	Home Depot, Inc.	239,408

	Household Products 0.9%
2,265	Procter & Gamble Co.	140,022

	Hypermarkets & Super Centers 2.3%
6,255	Wal-Mart Stores, Inc.	350,655

	Industrial Conglomerates 3.6%
33,535	General Electric Co.	543,267

	Industrial Machinery 1.8%
50,700	Weg S.A. (Brazil)	271,762

	Leisure Products 4.8%
39,905	Pool Corp.+++	717,093

	Life Sciences Tools & Services 1.8%
5,500	Eurofins Scientific (France)	273,269

	Mortgage REITs 16.5%
36,580	Annaly Capital Management, Inc.+++	580,525
42,890	Capstead Mortgage Corp.	461,925
114,700	MFA Mortgage Investments, Inc.	675,583
51,330	Redwood Trust, Inc.+++	765,330

		2,483,363

	Oil & Gas Drilling 1.0%
20,000	Phoenix Technology Income Fund ** (Canada)	144,026

	Oil & Gas Exploration & Production 3.4%
31,705	Chesapeake Energy Corp.	512,670

	Oil & Gas Storage & Transportation 1.5%
16,465	Magellan Midstream Holdings L.P.**	228,370

	Personal Products 1.8%
12,750	Herbalife Ltd. (Cayman Islands)	276,420

	Pharmaceuticals 2.6%
2,795	Johnson & Johnson	167,225
5,135	Teva Pharmaceutical Industries Ltd. ADR (Israel)	218,597

		385,822

	Railroads 2.0%
15,520	Kansas City Southern*	295,656

WASATCH STRATEGIC INCOME FUND (WASIX) – Schedule of Investments (continued)

December 31, 2008 (Unaudited)

Shares		Value
	Semiconductors 6.4%
10,270	Linear Technology Corp.	$227,172
14,715	Microchip Technology, Inc.	287,384
26,010	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	205,479
13,375	Xilinx, Inc.	238,342

		958,377

	Specialized Finance 1.0%
97,174	KKR Financial Holdings, LLC+++	153,535

	Steel 0.2%
10,920	Globe Specialty Metals, Inc.* (United Kingdom)	32,760

	Trading Companies & Distributors 3.8%
6,000	GATX Corp.	185,820
5,000	MSC Industrial Direct Co., Inc., Class A	184,150
2,530	W.W. Grainger, Inc.	199,465

		569,435

	Water Utilities 1.9%
24,190	Companhia de Saneamento Basico do Estado de Sao Paulo (Brazil)	287,956

	Wireless Telecommunication Services 2.0%
9,845	America Movil S.A.B. de C.V., Series L ADR (Mexico)	305,097

	Total Common Stocks (cost $21,529,558)	13,192,430

	PREFERRED STOCKS 3.3%

	Diversified REITs 0.5%
15,745	Gramercy Capital Corp., Series A Pfd., 8.125%* **	67,546

	Mortgage REITs 2.8%
22,390	Anthracite Capital, Inc., Series D Pfd, 8.25%* **	145,535
18,335	Anthracite Capital, Inc., Series C Pfd, 9.375%* **	127,428
18,500	NorthStar Realty Finance Corp., Series B Pfd, 8.25%* **	154,105

		427,068

	Total Preferred Stocks (cost $1,096,796)	494,614

	EXCHANGE TRADED FUNDS 0.5%

	Asset Management & Custody Banks 0.5%
1,950	Direxionshares Financial Bear 3X Shares ETF*	69,615

Principal Amount		Value
	CORPORATE BONDS 2.9%

	Gold 0.6%
$299,000	Redcorp Ventures Ltd., 13.00%, 7/11/12*** + (Canada)	$84,771

	Integrated Telecommunication Services 2.3%
500,000	Broadview Networks Holdings, Inc., 11.375%, 9/1/12	345,000

	Total Corporate Bonds (cost $782,902)	429,771

Shares		Value
	WARRANTS 0.0%

	Gold 0.0%
209,599	Redcorp Ventures Ltd., expiring 11/21/11* + (Canada)	—

	Total Warrants (cost $0)	—

Number of Contracts		Value
	CALL OPTIONS PURCHASED 0.0%

25	Redwood Trust, Inc. expiring 1/17/09 exercise price $35	$250

	Total Call Options Purchased (premium $15,463)	250

	PUT OPTIONS PURCHASED 0.9%
100	NovaStar Financial, Inc. expiring 1/17/09 exercise price $15	133,000

	Total Put Options Purchased (premium $105,250)	133,000

WASATCH STRATEGIC INCOME FUND (WASIX) – Schedule of Investments (continued)

December 31, 2008 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS 4.1%

	Short Term Investments 4.1%
$614,000	Repurchase Agreement dated 12/31/08, 0.01% due 1/02/09 with Fixed Income Clearing Corporation collateralized by $410,000 of United States Treasury Bonds 6.625% due 2/15/27; value: $630,293; repurchase proceeds: $614,000 (cost $614,000)	$614,000

	Total Short-Term Investments (cost $614,000)	614,000

	Total Investments (cost $24,143,968) 99.0%^^	14,864,065
	Other Assets less Liabilities 1.0%	148,269

	NET ASSETS 100.0%	$15,012,334

Number of Contracts		Value
	CALL OPTIONS WRITTEN
365	Annaly Capital Management, Inc., expiring 1/17/09 exercise price $15	$45,625
100	Redwood Trust, Inc., expiring 1/17/09 exercise price $15	7,000

	Total Call Options Written (premium $42,260)	52,625

Shares		Value
	SECURITIES SOLD SHORT
8,322	First Federal Bancshares of Arkansas, Inc.	$61,167
3,310	Heartland Financial USA, Inc.	68,153
3,500	NovaStar Financial, Inc.*	910
5,100	PrivateBancorp, Inc.	165,546

	Total Securities Sold Short (proceeds $458,082)	295,776

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

+++ All or a portion of this security has been designated as collateral for open short positions (see Note 3).

^^The aggregate amount of foreign securities fair valued pursuant to a systematic fair valuation model as a percent of net assets was 2.44%.

ADR American Depository Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At December 31, 2008, Wasatch Strategic Income Fund’s investments, excluding short-term investments, options written, and securities sold short, were in the following countries:

COUNTRY	%
Bermuda	1.2
Brazil	7.3
Canada	1.7
Cayman Islands	1.9
France	1.9
Hong Kong	0.7
India	2.8
Israel	1.5
Mexico	2.2
Taiwan	1.4
United Kingdom	0.2
United States	77.2

Total	100.0%

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments

December 31, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS 88.0%

	Apparel Retail 0.8%
100,215	Zumiez, Inc.*	$746,602

	Apparel, Accessories & Luxury Goods 1.0%
784,000	Ports Design Ltd. (Hong Kong)	956,452

	Application Software 1.7%
34,440	FactSet Research Systems, Inc.	1,523,626

	Asset Management & Custody Banks 1.9%
59,358	Westwood Holdings Group, Inc.	1,686,361

	Automotive Retail 3.1%
93,895	O’Reilly Automotive, Inc.*	2,886,332

	Communications Equipment 3.8%
108,055	F5 Networks, Inc.*	2,470,137
91,680	Riverbed Technology, Inc.*	1,044,235

		3,514,372

	Construction & Engineering 0.9%
1,164,000	Midas Holdings Ltd. (China)	394,963
45,105	MYR Group, Inc.*	451,050

		846,013

	Construction & Farm Machinery & Heavy Trucks 3.6%
108,382	Bucyrus International, Inc., Class A	2,007,235
46,333	TIL Ltd. (India)	119,292
29,980	Wabtec Corp.	1,191,705

		3,318,232

	Data Processing & Outsourced Services 2.7%
66,250	Syntel, Inc.	1,531,700
167,175	Wirecard AG* (Germany)	976,999

		2,508,699

	Distributors 2.2%
171,950	LKQ Corp.*	2,004,937

	Diversified Banks 7.1%
77,050	HDFC Bank Ltd. (India)	1,588,591
69,290	HDFC Bank Ltd. ADR (India)	4,945,920

		6,534,511

	Diversified Support Services 1.7%
57,140	Copart, Inc.*	1,553,637

	Environmental & Facilities Services 0.8%
31,100	Tetra Tech, Inc.*	751,065

	Footwear 1.0%
7,316,000	China Hongxing Sports Ltd. (China)	950,443

	General Merchandise Stores 2.9%
64,445	Dollar Tree, Inc.*	2,693,801

	Health Care Equipment 6.7%
77,035	Abaxis, Inc.*	1,234,871
142,425	Cardica, Inc.*	498,487
50,526	NuVasive, Inc.*	1,750,726
161,648	VNUS Medical Technologies, Inc.*	2,621,931

		6,106,015

	Health Care Facilities 3.8%
75,970	Emeritus Corp.*	761,979
32,003	Psychiatric Solutions, Inc.*	891,284
92,715	VCA Antech, Inc.*	1,843,174

		3,496,437

	Health Care Supplies 1.1%
29,200	ICU Medical, Inc.*	967,688

	Internet Software & Services 1.7%
81,600	DealerTrack Holdings, Inc.*	970,224
30,930	VistaPrint Ltd.*	575,607

		1,545,831

	IT Consulting & Other Services 5.2%
243,896	Cognizant Technology Solutions Corp., Class A*	4,404,762
138,110	Rolta India Ltd. (India)	331,913

		4,736,675

	Leisure Facilities 0.6%
39,940	Life Time Fitness, Inc.*	517,223

	Life Sciences Tools & Services 3.5%
29,868	Icon plc ADR* (Ireland)	588,101
42,260	Kendle International, Inc.*	1,086,927
23,335	Techne Corp.	1,505,574

		3,180,602

	Marine Ports & Services 0.5%
148,471	CAI International, Inc.* +++	470,653

	Oil & Gas Equipment & Services 3.9%
50,575	Dril-Quip, Inc.*	1,037,293
143,895	Pason Systems, Inc. (Canada)	1,637,687
627,415	Swiber Holdings Ltd.* (Singapore)	244,752
72,280	Willbros Group, Inc.* (Panama)	612,212

		3,531,944

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments (continued)

December 31, 2008 (Unaudited)

Shares		Value
	Oil & Gas Exploration & Production 1.9%
28,955	GMX Resources, Inc.*	$733,140
61,820	Petrohawk Energy Corp.*	966,247

		1,699,387

	Personal Products 0.9%
38,445	Herbalife Ltd. (Cayman Islands)	833,488

	Publishing 1.1%
28,361	Morningstar, Inc.*	1,006,816

	Research & Consulting Services 3.0%
74,815	Resources Connection, Inc.*	1,225,470
63,000	Stantec, Inc.* (Canada)	1,556,100

		2,781,570

	Semiconductor Equipment 1.9%
149,382	Tessera Technologies, Inc.*	1,774,658

	Semiconductors 11.1%
120,190	Netlogic Microsystems, Inc.*	2,645,382
465,810	O2Micro International Ltd. ADR* (Cayman Islands)	912,988
170,690	Power Integrations, Inc.	3,393,317
128,385	Silicon Laboratories, Inc.* +++	3,181,380

		10,133,067

	Specialized Finance 1.0%
50,975	MSCI, Inc., Class A*	905,316

	Systems Software 1.1%
118,132	NetSuite, Inc.*	997,034

	Trucking 3.8%
126,975	Knight Transportation, Inc.	2,046,837
49,140	Old Dominion Freight Line, Inc.*	1,398,524

		3,445,361

	Total Common Stocks (cost $100,777,914)	80,604,848

	PREFERRED STOCKS 4.8%

	Biotechnology 0.4%
169,492	Nanosys, Inc., Series D Pfd.* *** +	408,476

	Health Care Equipment 0.8%
1,080,146	Zonare Medical Systems, Inc., Series E Pfd.* *** +	712,896

	Health Care Services 0.9%
516,161	Bravo Health, Inc., Series G Pfd.* *** +	851,666
108,917	TargetRX, Inc., Series D Pfd.* *** +	1,089

		852,755

	Health Care Technology 2.6%
243,902	TherOx, Inc., Series I Pfd.* *** +	1,557,119
253,064	Transoma Medical, Inc., Series B Pfd.* *** +	820,104

		2,377,223

	Internet Software & Services 0.1%
91,388	Xtera Communications, Inc., Series A-1 Pfd.* *** +	88,738

	Personal Products 0.0%
201,613	Ophthonix, Inc., Series C Pfd.* *** +	504

	Total Preferred Stocks (cost $4,376,400)	4,440,592

	LIMITED PARTNERSHIP INTEREST 2.9%

	Other 2.9%
	Montagu Newhall Global Partners II-B, L.P.* *** +	2,148,660
	Montagu Newhall Global Partners III-B, L.P.* *** +	500,603

		2,649,263

	Total Limited Partnership Interest (cost $4,299,467)	2,649,263

	WARRANTS 0.0%

	Gold 0.0%
1,497,500	Redcorp Ventures Ltd. expiring 7/10/09* (Canada)	6,065

	Health Care Equipment 0.0%
162,021	Zonare Medical Systems, Inc. expiring 6/30/11* *** +	—

	Total Warrants (cost $0)	6,065

WASATCH ULTRA GROWTH FUND (WAMCX) – Schedule of Investments (continued)

December 31, 2008 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS 5.3%

	Short Term Investments 5.3%
$4,862,000	Repurchase Agreement dated 12/31/08, 0.01% due 1/02/09 with Fixed Income Clearing Corporation collateralized by $3,465,000 of United States Treasury Bonds 4.75% due 2/15/37; value: $4,960,494; repurchase proceeds: $4,862,003+++ (cost $4,862,000)	$4,862,000

	Total Short-Term Investments (cost $4,862,000)	4,862,000

	Total Investments (cost $114,315,781) 101.0%^^	92,562,768
	Liabilities less Other Assets (1.0)%	(921,323)

	NET ASSETS 100.0%	$91,641,445

	*Non-income producing.

	***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

	+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

	+++All or a portion of this security has been designated as collateral for Future Commitments (see Note 7).

	^^The aggregate amount of foreign securities fair valued pursuant to a systematic fair valuation model as a percent of net assets was 6.07%.

	ADR American Depository Receipt

	See Notes to Schedules of Investments.

At December 31, 2008, Wasatch Ultra Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	3.6
Cayman Islands	2.0
China	1.5
Germany	1.1
Hong Kong	1.1
India	8.0
Ireland	0.7
Panama	0.7
Singapore	0.3
United States	81.0

Total	100.0%

WASATCH 1ST SOURCE INCOME EQUITY (FMIEX) – Schedule of Investments

December 31, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS 84.8%

	Advertising 0.7%
240,000	Omnicom Group, Inc.	$6,460,800

	Aerospace & Defense 4.8%
256,000	Esterline Technologies Corp.*	9,699,840
260,000	Honeywell Int’l, Inc.	8,535,800
280,000	Raytheon Co.	14,291,200
170,000	United Technologies Corp,	9,112,000

		41,638,840

	Agricultural Products 1.6%
485,000	Archer-Daniels-Midland Co.	13,982,550

	Aluminum 0.9%
660,000	Alcoa, Inc.	7,431,600

	Asset Management & Custody Banks 1.5%
410,000	Federated Investors, Inc.	6,953,600
410,000	Waddell & Reed Financial, Inc., Class A	6,338,600

		13,292,200

	Auto Parts & Equipment 1.1%
540,000	Johnson Controls, Inc.	9,806,400

	Broadcasting 0.7%
810,000	Belo Corp.	1,263,600
600,000	CBS Corp., Class B	4,914,000

		6,177,600

	Communications Equipment 2.2%
305,000	Harris Corp.	11,605,250
480,000	Nokia Corp. ADR (Finland)	7,488,000

		19,093,250

	Computer Hardware 2.0%
360,000	Hewlett-Packard Co.	13,064,400
1,100,000	Sun Microsystems, Inc.*	4,202,000

		17,266,400

	Construction & Engineering 2.2%
250,000	Flour Corp.	11,217,500
380,000	Shaw Group, Inc. (The)*	7,778,600

		18,996,100

	Consumer Finance 0.6%
150,000	Capital One Financial Corp.	4,783,500

	Data Processing & Outsourced Services 1.5%
360,000	Computer Sciences Corp.*	12,650,400

	Diversified Chemicals 1.2%
240,000	Dow Chemical Co.	3,621,600
270,000	E. I. Du Pont de Nemours and Co.	6,831,000

		10,452,600

	Diversified Metals & Mining 0.7%
550,000	Anglo American plc ADR (United Kingdom)	6,391,000

	Drug Retail 1.5%
520,000	Walgreen Co.	12,828,400

	Electric Utilities 1.3%
340,000	American Electric Power Co., Inc.	11,315,200

	Electrical Components & Equipment 1.2%
290,000	Emerson Electric Co.	10,616,900

	Environmental & Facilities Services 1.7%
440,000	Waste Management, Inc.	14,581,600

	Fertilizers & Agricultural Chemicals 0.7%
80,000	Potash Corp. of Saskatchewan, Inc. (Canada)	5,857,600

	Food Distributors 1.6%
590,000	Sysco Corp.	13,534,600

	Food Retail 1.3%
760,000	SUPERVALU, INC.	11,096,000

	Gas Utilities 0.5%
145,000	National Fuel Gas Co.	4,542,850

	Gold 1.3%
280,000	Newmont Mining Corp.	11,396,000

	Health Care Distributors 1.2%
260,000	McKesson Corp.	10,069,800

	Health Care Equipment 2.7%
500,000	Boston Scientific Corp.*	3,870,000
90,000	C. R. Bard, Inc.	7,583,400
305,000	Zimmer Holdings, Inc.*	12,328,100

		23,781,500

	Home Improvement Retail 1.1%
410,000	Home Depot, Inc.	9,438,200

	Household Products 1.4%
230,000	Kimberly-Clark Corp.	12,130,200

	Hypermarkets & Super Centers 1.2%
190,000	Wal-Mart Stores, Inc.	10,651,400

WASATCH 1ST SOURCE INCOME EQUITY (FMIEX) – Schedule of Investments (continued)

December 31, 2008 (Unaudited)

Shares		Value
	Industrial Conglomerates 1.2%
630,000	General Electric Co.	$10,206,000
	Industrial Machinery 2.1%
200,000	Pall Corp.	5,686,000
285,000	Parker Hannifin Corp.	12,123,900

		17,809,900

	Integrated Oil & Gas 3.8%
140,000	Chevron Corp.	10,355,800
220,000	ConocoPhillips	11,396,000
410,000	Marathon Oil Corp.	11,217,600

		32,969,400

	Integrated Telecommunication Services 4.2%
450,000	AT&T, Inc.	12,825,000
660,000	Deutsche Telekom AG ADR (Germany)	10,098,000
395,000	Verizon Communications, Inc.	13,390,500

		36,313,500

	Life & Health Insurance 0.9%
410,000	Lincoln National Corp.	7,724,400

	Movies & Entertainment 0.5%
470,000	Time Warner, Inc.	4,728,200

	Multi-Utilities 0.6%
450,000	NiSource Inc.	4,936,500

	Oil & Gas Drilling 0.3%
270,000	Precision Drilling Trust** (Canada)	2,265,300

	Oil & Gas Equipment & Services 0.9%
190,000	Schlumberger Ltd.	8,042,700

	Oil & Gas Exploration & Production 2.4%
240,000	Anadarko Petroleum Corp.	9,252,000
105,000	EnCana Corp. (Canada)	4,880,400
250,000	Hugoton Royalty Trust**	4,012,500
250,000	Penn West Energy Trust** (Canada)	2,780,000

		20,924,900

	Oil & Gas Storage & Transportation 2.0%
600,000	Spectra Energy Corp.	9,444,000
530,000	The Williams Companies, Inc.	7,674,400

		17,118,400

	Other Diversified Financial Services 2.0%
560,000	Bank of America Corp.	7,884,800
310,000	JPMorgan Chase & Co.	9,774,300

		17,659,100

	Packaged Foods & Meats 1.9%
520,000	ConAgra Foods, Inc.	8,580,000
200,000	H.J. Heinz Company	7,520,000

		16,100,000

	Paper Packaging 0.6%
230,000	Sonoco Products Co.	5,326,800

	Paper Products 0.7%
530,000	International Paper Co.	6,254,000

	Personal Products 1.1%
410,000	Avon Products, Inc.	9,852,300

	Pharmaceuticals 8.6%
230,000	Abbott Laboratories	12,275,100
305,000	Eli Lilly and Company	12,282,350
235,000	Johnson & Johnson	14,060,050
300,000	Merck & Co., Inc.	9,120,000
280,000	Novartis AG ADR (Switzerland)	13,932,800
700,000	Pfizer, Inc.	12,397,000

		74,067,300

	Property & Casualty Insurance 3.9%
650,000	Old Republic International Corp.	7,748,000
430,000	The Allstate Corp.	14,086,800
260,000	The Travelers Companies, Inc.	11,752,000

		33,586,800

	Semiconductors 2.0%
960,000	Intel Corp.	14,073,600
310,000	Maxim Integrated Products, Inc.	3,540,200

		17,613,800

	Soft Drinks 1.4%
220,000	PepsiCo, Inc.	12,049,400

	Specialized Consumer Services 0.9%
350,000	H&R Block, Inc.	7,952,000

	Systems Software 1.3%
590,000	Microsoft Corp.	11,469,600

	Technology Distributors 1.1%
500,000	Avnet, Inc.*	9,105,000

	Total Common Stocks (cost $899,560,698)	734,338,790

	LIMITED PARTNERSHIP 0.4%

	Asset Management & Custody Banks 0.4%
160,000	AllianceBernstein Holding, L.P.**	3,326,400

	Total Limited Partnership (cost $9,537,628)	3,326,400

WASATCH 1ST SOURCE INCOME EQUITY (FMIEX) – Schedule of Investments (continued)

December 31, 2008 (Unaudited)

Principal Amount		Value
	CONVERTIBLE BONDS 0.2%

	Precious Metals & Minerals 0.2%
$5,000,000	Coeur D’Alene, 3.25%, 3/15/28	$1,587,500

	Total Convertible Bonds (cost $3,811,957)	1,587,500

Principal Amount		Value
	SHORT-TERM INVESTMENTS 17.6%

	Repurchase Agreement 17.6%
$152,038,000	Repurchase Agreement dated 12/31/08, 0.01% due 1/02/09 with State Street Bank and Trust Co. collateralized by $155,285,000 of United States Treasury Bill due 7/02/09; value: $155,083,130; repurchase proceeds: $152,038,084 (cost $152,038,000)	$152,038,000

	Total Short-Term Investments (cost $152,038,000)	152,038,000

	Total Investments (cost $1,064,948,283) 103.0%	891,290,690
	Liabilities less Other Assets (3.0)%	(25,457,358)

	NET ASSETS 100.0%	$865,833,332

	*Non-income producing. **Common units. ADR American Depositary Receipt. See Notes to Schedules of Investments.

At December 31, 2008, 1st Source Income Equity’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	2.1
Finland	1.0
Germany	1.4
Switzerland	1.9
United Kingdom	0.9
United States	92.7

Total	100.0%

WASATCH 1ST SOURCE LONG/SHORT (FMLSX) – Schedule of Investments

December 31, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS 90.4%

	Aerospace & Defense 1.1%
20,000	Raytheon Co.	$1,020,800

	Biotechnology 2.7%
20,000	Amgen, Inc.* +++	1,155,000
30,000	Biogen Idec, Inc.* +++	1,428,900

		2,583,900

	Communications Equipment 5.8%
50,000	Cisco Systems, Inc.* +++	815,000
300,000	Nokia Corp. ADR (Finland)	4,680,000

		5,495,000

	Computer Hardware 1.6%
150,000	Dell, Inc.* +++	1,536,000

	Data Processing & Outsourced Services 4.1%
30,000	Computer Sciences Corp.* +++	1,054,200
120,000	Convergys Corp.* +++	769,200
120,000	CSG Systems International, Inc.* +++	2,096,400

		3,919,800

	Electric Utilities 1.0%
30,000	American Electric Power Co., Inc.+++	998,400

	Environmental & Facilities Services 5.9%
76,800	Republic Services, Inc.	1,903,872
110,000	Waste Management, Inc.	3,645,400

		5,549,272

	Fertilizers & Agricultural Chemicals 1.2%
15,000	Potash Corp. of Saskatchewan, Inc. (Canada)	1,098,300

	Food Retail 1.0%
36,000	The Kroger Co.	950,760

	Gas Utilities 2.5%
80,000	Energen Corp.+++	2,346,400

	Gold 1.8%
20,000	Newmont Mining Corp.	814,000
120,000	Yamana Gold, Inc. (Canada)	926,400

		1,740,400

	Health Care Equipment 1.3%
30,000	Zimmer Holdings, Inc.*	1,212,600

	Health Care Technology 5.5%
135,000	Cerner Corp.* +++	5,190,750

	Hypermarkets & Super Centers 4.4%
75,000	Wal-Mart Stores, Inc.	4,204,500

	Integrated Oil & Gas 4.6%
20,000	ConocoPhillips	1,036,000
72,028	Marathon Oil Corp.	1,970,686
320,000	Provident Energy Trust** (Canada)	1,395,200

		4,401,886

	Integrated Telecommunication Services 1.9%
40,000	AT&T, Inc.+++	1,140,000
20,000	Verizon Communications, Inc.	678,000

		1,818,000

	Internet Software & Services 2.2%
150,000	eBay, Inc.* +++	2,094,000

	Movies & Entertainment 1.6%
150,000	Time Warner, Inc.	1,509,000

	Oil & Gas Drilling 2.8%
46,126	ENSCO International, Inc.+++	1,309,517
65,206	Precision Drilling Trust** (Canada)	547,078
16,000	Transocean Ltd.*	756,000

		2,612,595

	Oil & Gas Equipment & Services 0.8%
647,600	Boots & Coots International Well Control, Inc.* +++	764,168

	Oil & Gas Exploration & Production 3.5%
70,010	Enerplus Resources Fund** +++ (Canada)	1,370,796
125,000	Penn West Energy Trust** (Canada)	1,390,000
15,000	XTO Energy, Inc.	529,050

		3,289,846

	Oil & Gas Storage & Transportation 5.1%
50,000	General Maritime Corp.	540,000
15,000	Nordic American Tanker Shipping Ltd. (Bermuda)	506,250
77,700	Plains All American Pipeline, L.P.**	2,695,413
70,000	Spectra Energy Corp.	1,101,800

		4,843,463

	Pharmaceuticals 2.0%
32,000	Johnson & Johnson+++	1,914,560

	Property & Casualty Insurance 3.1%
245,300	Old Republic International Corp.	2,923,976

	Railroads 2.6%
32,000	Burlington Northern Santa Fe Corp., Class A+++	2,422,720

WASATCH 1ST SOURCE LONG/SHORT (FMLSX) – Schedule of Investments (continued)

December 31, 2008 (Unaudited)

Shares		Value
	Research & Consulting Services 1.1%
250,000	Diamond Management & Technology Consultants, Inc.	$1,052,500

	Restaurants 4.1%
20,000	Jack in the Box, Inc.* +++	441,800
574,500	The Steak n Shake Co.*	3,418,275

		3,860,075

	Semiconductors 2.4%
150,000	Intel Corp.+++	2,199,000
9,243	Pericom Semiconductor Corp.*	50,132

		2,249,132

	Steel 5.8%
45,000	Nucor Corp.	2,079,000
305,975	Steel Dynamics, Inc.	3,420,801

		5,499,801

	Systems Software 6.9%
200,000	Microsoft Corp.	3,888,000
150,000	Oracle Corp.*	2,659,500

		6,547,500

	Total Common Stocks (cost $100,722,651)	85,650,104

Principal Amount		Value
	SHORT-TERM INVESTMENTS 12.9%

	Repurchase Agreement 12.9%
$12,199,000	Repurchase Agreement dated 12/31/08, 0.01% due 1/02/09 with State Street Bank and Trust Co. collateralized by $12,460,000 of United States Treasury Bill due 7/02/09; value: $12,443,802; repurchase proceeds: $12,199,007 (cost $12,199,000)	$12,199,000

	Total Short-Term Investments (cost $12,199,000)	12,199,000

	Total Investments (cost $112,921,651) 103.3%	97,849,104
	Liabilities less Other Assets (3.3)%	(3,086,295)

	NET ASSETS 100.0%	$94,762,809

Shares		Value
	SECURITIES SOLD SHORT 18.7%

	Air Freight & Logistics 1.5%
20,000	Expeditors International of Washington, Inc.	$665,400
30,000	Forward Air Corp.	728,100

		1,393,500

	Airlines 1.1%
100,000	AMR Corp.*	1,067,000

	Apparel Retail 2.5%
55,000	Gymboree Corp. (The)*	1,434,950
41,076	The Children’s Place Retail Stores, Inc.*	890,528

		2,325,478

	Communications Equipment 1.5%
40,000	QUALCOMM, Inc.	1,433,200

	Diversified Banks 0.9%
10,000	U.S. Bancorp	250,100
20,000	Wells Fargo & Company	589,600

		839,700

	Education Services 1.2%
20,000	DeVry, Inc.	1,148,200

	Homebuilding 0.5%
20,000	Toll Brothers, Inc.*	428,600

	Internet Retail 0.6%
31,548	PetMed Express, Inc.*	556,191

	Office REITs 0.7%
12,000	Boston Properties, Inc.	660,000

	Property & Casualty Insurance 1.1%
20,000	The Chubb Corp.	1,020,000

	Regional Banks 0.9%
18,000	PNC Financial Services Group, Inc.	882,000

	Restaurants 0.6%
10,000	Panera Bread Co.*	522,400

	Retail REITs 3.7%
35,000	Regency Centers Corp.	1,634,500
35,000	Simon Property Group, Inc.	1,859,550

		3,494,050

	Wireless Telecommunication Services 1.9%
60,000	American Tower Corp.*	1,759,200

	Total Securities Sold Short (proceeds $17,901,513)	17,529,519

WASATCH 1ST SOURCE LONG/SHORT (FMLSX) – Schedule of Investments (continued)

December 31, 2008 (Unaudited)

*Non-income producing.

**Common units.

+++All or a portion of this security has been designated as collateral for open short positions (see Note 3).

ADR American Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At December 31, 2008, 1st Source Long/Short’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Bermuda	0.5
Canada	6.5
Finland	4.5
United States	88.5

Total	100.0%

WASATCH-HOISINGTON U.S. TREASURY FUND (WHOSX) – Schedule of Investments

December 31, 2008 (Unaudited)

Principal Amount		Value
	U.S. GOVERNMENT OBLIGATIONS 97.4%
$1,400,000	U.S. Treasury Bond, 4.375%, 2/15/38	$1,875,125
22,300,000	U.S. Treasury Bond, 4.50%, 2/15/36	29,627,646
10,000,000	U.S. Treasury Bond, 4.50%, 5/15/38	13,648,440
23,800,000	U.S. Treasury Bond, 4.75%, 2/15/37	33,163,824
10,070,000	U.S. Treasury Bond, 5.25%, 2/15/29	13,353,767
3,000,000	U.S. Treasury Bond, 5.375%, 2/15/31	4,122,186
54,569,000	U.S. Treasury Strip, principal only, 11/15/21	35,379,102
101,000,000	U.S. Treasury Strip, principal only, 11/15/27	55,684,633

	Total U.S. Government Obligations (cost $145,537,624)	186,854,723

	SHORT-TERM INVESTMENTS 1.8%

	Short Term Investments 1.8%
3,370,000	Repurchase Agreement dated 12/31/08, 1.00% due 1/02/09 with Fixed Income Clearing Corporation collateralized by $2,240,000 of United States Treasury Bonds 6.625% due 2/15/27; value: $3,443,552; repurchase proceeds: $3,370,002 (cost $3,370,000)	3,370,000

	Total Short-Term Investments (cost $3,370,000)	3,370,000

	Total Investments (cost $148,907,624) 99.2%	190,224,723
	Other Assets less Liabilities 0.8%	1,605,429

	NET ASSETS 100.0%	$191,830,152

	See Notes to Schedule of Investments.

WASATCH 1ST SOURCE INCOME (FMEQX) – Schedule of Investments

December 31, 2008 (Unaudited)

Principal Amount		Value
	ASSET BACKED SECURITIES 4.0%
$600,000	Capital One Multi-Asset Execution Trust, 4.7%, 6/15/15, Series 2005-A7, Class A7	$541,022
1,500,000	Citibank Credit Card Issuance Trust, 5.45%, 5/10/13, Series 2006-A4, Class A4	1,436,144
650,000	MBNA Credit Card Master Note Trust, 4.10%, 10/15/12, Series 2005-A3, Class A3	627,550
790,000	MBNA Master Credit Card Trust, 5.90%, 8/15/11, Series 1999-B, Class A	786,835
146,327	Navisitar Financial Corp., 3.53%, 10/15/12, Series 2004-B, Class A4	144,874
	Total Asset Backed Securities (cost $3,708,266)	3,536,425

	COLLATERALIZED MORTGAGE OBLIGATIONS 33.3%
438,110	ABN AMRO MORTGAGE CORP., 5.50%, 2/25/18, Series 2003-13, Class A2	400,735
58,231	Banc of America Mortgage Securities, Inc., 1%, 2/25/33, Series 2003-A, Class 3A1 G	48,437
390,000	Bear Stearns Commerical Mortgage Securities, 4.735%, 9/11/42, Series 2005- PWR9, Class A2	353,445
519,271	Chase Manhattan Bank-First Union National, 7.439%, 8/15/31, Series 1999-1, Class A2 G	517,999
682,274	Citicorp Mortgage Securities, Inc., 5.50%, 2/25/26, Series 2006-1, Class 5A1	579,333
660,059	Countrywide Home Loans, 4.5%, 8/25/19, Series 2004-J7, Class 2A1	578,516
1,145,095	Federal Home Loan Bank, 4.75%, 10/25/10, Class H	1,162,271
645,824	Federal Home Loan Mortgage Corp., 4.00%, 12/15/11	649,058
266,495	Federal Home Loan Mortgage Corp., 4.00%, 12/15/13	267,620
595,272	Federal Home Loan Mortgage Corp., 4.50%, 12/15/13	598,234
697,972	Federal Home Loan Mortgage Corp., 4.50%, 12/15/13	710,588
336,597	Federal Home Loan Mortgage Corp., 4.50%, 6/15/15	340,424
579,905	Federal Home Loan Mortgage Corp., 4.50%, 7/15/15	588,736
689,709	Federal Home Loan Mortgage Corp., 4.615%, 7/1/10	689,745
555,913	Federal Home Loan Mortgage Corp., 5.00%, 2/15/16	563,287
595,566	Federal Home Loan Mortgage Corp., 5.00%, 2/15/23	604,499
551,618	Federal Home Loan Mortgage Corp., 5.007%, 3/1/10	551,825
538,866	Federal Home Loan Mortgage Corp., 5.125%, 6/15/18	547,506
149,071	Federal Home Loan Mortgage Corp., 5.290%, 12/1/32 G	147,029
66,797	Federal Home Loan Mortgage Corp., 5.433%, 8/1/33 G	67,048
188,819	Federal Home Loan Mortgage Corp., 5.466%, 5/1/31 G	189,365
448,584	Federal Home Loan Mortgage Corp., 5.472%, 8/1/12	451,889
337,374	Federal Home Loan Mortgage Corp., 5.475%, 12/1/09	337,983
657,879	Federal Home Loan Mortgage Corp., 5.50%, 5/15/15	689,870
2,878,273	Federal Home Loan Mortgage Corp., 5.50%, 12/15/19	2,938,608
600,000	Federal Home Loan Mortgage Corp., 5.50%, 1/15/26	604,470
160,213	Federal Home Loan Mortgage Corp., 5.50%, 4/15/26	160,468
256,036	Federal Home Loan Mortgage Corp., 5.765%, 11/1/35 G	259,164
851,741	Federal Home Loan Mortgage Corp., 5.875%, 5/15/16	876,164
341,803	Federal Home Loan Mortgage Corp., 5.891%, 10/1/25	351,333
735,414	Federal Home Loan Mortgage Corp., 5.915%, 8/1/29	756,933
723,503	Federal Home Loan Mortgage Corp., 6.505%, 10/15/14	733,323
532,338	Federal Home Loan Mortgage Corp., Series R007, Class AL, 5.00%, 5/15/16	538,059
373,325	Federal National Mortgage Assoc., 4.00%, 10/1/10	372,851
961,230	Federal National Mortgage Assoc., 4.00%, 10/25/32, Series 2003-28, Class GA	961,769
540,728	Federal National Mortgage Assoc., 4.25%, 9/25/22, Series 2003-17, Class ED	543,683
1,301,800	Federal National Mortgage Assoc., 5.00%, 7/25/23, Series 2005-4, Class VG	1,309,713
18,484	Federal National Mortgage Assoc., 5.350%, 10/1/32 G	18,904
250,000	Federal National Mortgage Assoc., 5.50%, 5/25/23, Series 2003-42, Class EK	262,220
715,295	Federal National Mortgage Assoc., 7.28%, 1/1/10	729,926
367,184	Federal National Mortgage Assoc., 4.578%, 11/1/34 G	375,215
337,884	Federal National Mortgage Assoc., 5.50%, 11/25/26, Series 2007-63, Class PA	343,569
379,871	Federal National Mortgage Assoc., 6.013%, 1/1/35 G	374,040
426,056	First Horizon Mortgage, Inc., 5.75%, 2/25/33, Series 2002-9, Class 1A3	430,636
120,740	First Union-Chase Commercial Mortgage, 6.645%, 6/15/31, Series 1999-C2, Class A2	120,270
556,957	Freddie Mac, Series 3137, Class PJ, 5.125%, 12/15/13	555,942

WASATCH 1ST SOURCE INCOME (FMEQX) – Schedule of Investments (continued)

December 31, 2008 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$650,000	Government National Mortgage Assoc., 4.658%, 12/16/30, Series 2005-12, Class C	$657,425
694,219	Government National Mortgage Assoc., 5.00%, 11/20/28, Series 2004-1, Class TB	698,614
873,948	Government National Mortgage Assoc., 5.00%, 12/20/29, Series 2004-101, Class MA	884,820
900,000	Government National Mortgage Assoc., 5.00%, 5/20/31, Series 2004-19, Class PD	914,908
500,000	Government National Mortgage Assoc., 5.00%, 7/20/34, Series 2004-105, Class MC	504,920
122,017	Impac CMB Trust, 5.891%, 5/25/35, Series 2005-4, Class 1M1 G	27,812
550,000	LB-UBS Commercial Mortgage Trust, 4.187%, 8/15/29, Series 2004-C6	539,541
	Total Collateralized Mortgage Obligations (cost $29,550,750)	29,480,742

	CORPORATE BONDS 23.7%

	Aluminum 0.3%
251,000	Alcoa, Inc., 6.00%, 7/15/13	226,950
	Biotechnology 0.7%
300,000	Amgen, Inc., 4.00%, 11/18/09	299,752
300,000	Amgen, Inc., 4.85%, 11/18/14	295,744

		595,496

	Cable & Satellite 0.6%
550,000	Comcast Corp., 5.3%, 1/15/14	514,322

	Computer Hardware 0.4%
300,000	Hewlett Packard Co., 6.50%, 7/1/12	322,868

	Construction & Farm Machinery & Heavy Trucks 0.3%
250,000	John Deere Capital Corp. MTN, 4.9%, 9/9/13	245,368

	Consumer Finance 0.6%
500,000	American Express Co., 3.15%, 12/9/11	503,980

	Distillers & Vintners 0.5%
500,000	Diageo Finance BV, 3.875%, 4/1/11 (Netherlands)	483,498

	Diversified Banks 2.7%
325,000	Household Financial Corp., 6.375%, 10/15/11	319,752
500,000	HSBC Capital Funding L.P., 4.61%, 6/27/13(Jersey, C.I.) G	270,944
700,000	Royal Bank of Canada, 5.65%, 7/20/11 (Canada)	737,519
500,000	SouthTrust Corp., 5.80%, 6/15/14	447,707
700,000	Wells Fargo & Co., 3.63%, 1/24/12 G	637,244

		2,413,166

	Diversified Metals & Mining 0.4%
450,000	Alcan, Inc., 4.5%, 5/15/13 (Canada)	329,883

	Drug Retail 1.6%
500,000	CVS Caremark Corp., 4.00%, 9/15/09	493,937
550,000	CVS Caremark Corp., 5.75%, 8/15/11	551,902
400,000	Walgreens Co., 4.875%, 8/1/13	411,944

		1,457,783

	Electric Utilities 0.7%
350,000	Energy East Corp., 6.75%, 6/15/12	350,754
300,000	Florida Power & Light, 4.85%, 2/1/13	297,839
10,000	Progressive Energy, Inc., 7.10%, 3/1/11	9,911

		658,504

	Footwear 0.7%
600,000	Nike Inc, 5.15%, 10/15/15 MTN	600,690

	Health Care Distributors 0.4%
400,000	Cardinal Health, Inc., 6.75%, 2/15/11	398,050

	Health Care Equipment 0.3%
250,000	Baxter International, Inc., 4.625%, 3/15/15	251,198

	Industrial Conglomerates 1.7%
500,000	3M Co., 4.375%, 8/15/13 MTN	525,080
1,000,000	General Electric Co., 5.40%, 2/15/17 MTN	995,307

		1,520,387

	Industrial Machinery 0.7%
600,000	Parker Hannifin Corp., 4.875%, 2/15/13	609,817

	Integrated Oil & Gas 0.7%
360,000	BP Capital Markets plc, 5.25%, 11/7/13 (United Kingdom)	375,817
300,000	Western Oil Sands, Inc., 8.375%, 5/1/12 (Canada)	286,393

		662,210

	Integrated Telecommunication Services 1.2%
500,000	AT&T Corp., 7.3%, 11/15/11	519,483
300,000	Verizon Communications Global Funding, 4.375%, 6/1/13	289,821
212,464	Ameritech Cap Funding, 9.1%, 6/1/16	224,554

		1,033,858

WASATCH 1ST SOURCE INCOME (FMEQX) – Schedule of Investments (continued)

December 31, 2008 (Unaudited)

Principal Amount		Value
	Investment Banking & Brokerage 1.3%
$600,000	Georgia Power Co., Series K, 5.125%, 11/15/12	$604,719
100,000	Goldman Sachs Group, Inc., 2.41688%, 3/2/10 MTN G	94,676
500,000	Goldman Sachs Group, Inc., 5.35%, 1/15/16	456,614

		1,156,009

	Movies & Entertainment 0.3%
250,000	The Walt Disney Co., 4.50%, 12/15/13	251,649

	Multi-Utilities 0.6%
550,000	Pseg Power, LLC, 3.75%, 4/1/09	548,636

	Oil & Gas Exploration & Production 0.3%
300,000	Apache Corp., 6.25%, 4/15/12	314,177

	Other Diversified Financial Services 0.7%
600,000	JPMorgan Chase & Co., 4.85%, 6/16/11	598,645

	Pharmaceuticals 1.1%
350,000	Abbot Laboratories, 5.6%, 5/15/11	369,547
600,000	Astrazeneca plc, 5.4%, 9/15/12 (United Kingdom)	633,652

		1,003,199

	Property & Casualty Insurance 1.1%
650,000	Berkshire Hathaway Fin, 4.625%, 10/15/13	644,985
325,000	Progressive Corp., 6.375%, 1/15/12	331,047

		976,032

	Railroads 0.3%
300,000	Burlington Northern Santa Fe, 4.3%, 7/1/13	278,413

	Regional Banks 1.1%
800,000	BB&T Corp., 4.75%, 10/1/12	761,503
250,000	Old National Bancorp, 5.00%, 5/20/10 MTN	252,989

		1,014,492

	Retail REITs 0.6%
500,000	CPG Partners L.P., 3.5%, 3/15/109	488,808

	Soft Drinks 0.7%
600,000	Bottling Group LLC, 4.625%, 11/15/12	606,691

	Special Purpose Entity 0.3%
266,000	Targeted Return Index Fund, 6.814%, 1/15/12 *** + G	290,054

	Systems Software 0.8%
650,000	Oracle Corp., 5.00%, 1/15/11	667,535

	Total Corporate Bonds (cost $21,473,380)	21,022,368

	MUNICIPAL BONDS 2.5%
550,000	Access Group, Inc., Flr, 9/1/37 *** + G	522,500
650,000	Arizona St Transn Brd Hwy Rev, 5%, 7/1/16	669,208
500,000	Iowa Student Loan Liquidity Corp., 12/1/37, *** + G	475,000
600,000	Kentucky Higher Education Student Loan Corp., 6/1/36 *** + G	570,000
	Total Municipal Bonds (cost $2,308,455)	2,236,708

Shares		Value
	MUTUAL FUNDS 2.4%
1,000	CurrencyShares Euro Trust	$139,890
39,000	Eaton Vance Short Duration Diversified Income Fund	454,350
15,000	iShares Investment Grade Corporate Bond Fund	1,524,750
	Total Mutual Funds (cost $2,087,518)	2,118,990

Principal Amount		Value
	U.S. GOVERNMENT AGENCY SECURITIES 17.7%
$1,000,000	Federal Farm Credit Bank, 3.85%, 02/11/15	$1,068,117
500,000	Federal Farm Credit Bank, 4.875%, 1/17/17	563,476
650,000	Federal Farm Credit Bank, 4.875%, 4/01/14	725,289
650,000	Federal Farm Credit Bank, 5.2%, 12/27/12	689,560
700,000	Federal Farm Credit Bank, 5.95%, 7/9/14	716,189
500,000	Federal Home Loan Bank, 3.375%, 8/27/10	508,889
1,000,000	Federal Home Loan Bank, 4.875%, 11/15/11	1,093,081
400,000	Federal Home Loan Bank, 5%, 12/16/11	439,207
1,550,000	Federal Home Loan Bank, 5%, 9/14/12	1,704,743

WASATCH 1ST SOURCE INCOME (FMEQX) – Schedule of Investments (continued)

December 31, 2008 (Unaudited)

Principal Amount		Value
$1,000,000	Federal Home Loan Bank, 5.25%, 6/10/11	$1,094,828
500,000	Federal Home Loan Bank, 5.375%, 11/20/13	517,656
1,400,000	Federal Home Loan Mortgage Corp., 5.50%, 3/28/16	1,486,323
700,000	Federal Home Loan Mortgage Corp., 5.55%, 10/4/16	725,121
500,000	Federal National Mortgage Assoc., 3.00%, 4/21/10	500,573
700,000	Federal National Mortgage Assoc., 5.00%, 4/26/17	716,787
600,000	Federal National Mortgage Assoc., 5.24%, 8/7/18	632,710
350,000	Federal National Mortgage Assoc., 5.875%, 10/15/2014	388,616
800,000	Tennessee Valley Authority, 6.00%, 3/15/13	906,746
1,000,000	Tennessee Valley Authority, 6.25%, 12/15/17	1,224,187

	Total U.S. Government Agency Securities (cost $14,755,303)	15,702,096

	U.S. TREASURY NOTES 7.1%
4,200,000	United States Treasury, 4.25%, 8/15/15	4,877,250
1,250,000	United States Treasury, 4.25%, 9/30/12	1,395,703

	Total U.S. Treasury Notes (cost $5,479,756)	6,272,953

	U.S. TREASURY INFLATION 3.6%
3,412,596	United States Treasury, 1.625%, 1/15/18	3,239,035
	Total U.S. Treasury Inflation (cost $3,399,381)	3,239,035

Shares		Amount
	PREFERRED STOCKS 1.3%

	Diversified Banks 0.5%
4,300	ABN AMRO CAP FUND TR VII, Pfd, 6.08%, 2/18/09* **	$42,785
22,700	CABCO TST FOR GS CAP I, 0%, 2/15/34* ** G	222,460
5,000	Wells Fargo & Co., Series 14 Pfd., 8.62%* **	133,500

		398,745

	Other Diversified Financial Services 0.8%
10,000	Bank of America Corp., Pfd, Series H, 8.2%, 5/1/13* **	202,500
10,000	Citigroup, Inc. Pfd, 8.125%, 2/15/18* **	159,500
13,000	ING Group N.V., Pfd. 7.375%** (Netherlands)	163,800
8,500	JPMorgan Chase & Co. Pfd., Series 7 * **	201,875

		727,675

	Total Preferred Stocks (cost $1,713,487)	1,126,420

Principal Amount		Value
	SHORT-TERM INVESTMENTS 3.9%

	Repurchase Agreement 3.9%
$3,436,000	Repurchase Agreement dated 12/31/08, 0.01% due 1/02/09 with State Street Bank and Trust Co. collateralized by $3,510,000 of United States Treasury Bill due 7/02/09; value: $3,505,437; repurchase proceeds: $3,436,002 (cost $3,436,000)	$3,436,000

	Total Short-Term Investments (cost $3,436,000)	3,436,000

	Total Investments (cost $87,912,296) 99.5%	88,171,737
	Other Assets less Liabilities .5%	416,066

	NET ASSETS 100.0%	88,587,803

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the Board of Directors (see Note 2).

+Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 6).

G Variable Rate Security

MTN Medium Term Note.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At December 31, 2008, 1st Source Income’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	1.6
Jersey, C.I.	0.3
Netherlands	0.8
United Kingdom	1.2
United States	96.1

Total	100.0%

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2008 (UNAUDITED)

1. ORGANIZATION

Wasatch Funds, Inc. is a Minnesota corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and consists of 18 series or “funds” (each a “Fund” and collectively the “Funds”). The 1st Source Income Equity, 1st Source Income, Core Growth, Global Science & Technology, Heritage Growth, International Growth, Micro Cap, Micro Cap Value, Small Cap Growth, Small Cap Value, Ultra Growth and the Wasatch-Hoisington U.S. Treasury Fund (“U.S. Treasury Fund”) are each diversified funds. The 1st Source Long/Short, Emerging Markets Small Cap, Global Opportunities, Heritage Value, International Opportunities and Strategic Income Funds are each non-diversified funds. Each Fund maintains its own investment objective. The Funds have entered into an investment advisory agreement with Wasatch Advisors, Inc. (the “Advisor”) as investment advisor.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant policies related to investments of the Funds held at December 31, 2008.

Valuation of Securities – Securities are valued as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on the valuation date. Equity securities are valued using a commercial pricing service at the latest quoted sales price taken from the primary market in which each security trades and, with respect to equity securities traded on Nasdaq, such securities are valued using the Nasdaq Official Closing Price (“NOCP”) or last sales price if no NOCP is available. If there are no sales on the primary exchange or market on a given day, then the security is valued at the most recent bid price. Debt securities (other than short-term instruments) are valued at current market value by a commercial pricing service, or by using the last sale or bid price. Short term securities, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Exchange-traded options are valued at the last sale price in the market where they are principally traded. If there are no sales on the primary exchange or market on a given day, then the option is valued at the most recent bid price. If market quotations are not readily available for the Funds’ investments in securities such as restricted securities, private placements, securities for which trading has been halted or other illiquid securities, these investments will be valued at fair value in accordance with Board-approved Pricing Policies and Procedures by the Pricing Committee of the Advisor (“Pricing Committee”) with oversight by the Board of Directors. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. For each applicable investment that is fair valued, the Pricing Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, and other relevant factors.

Additionally, a Fund’s investments will be valued at fair value by the Pricing Committee if the Advisor determines that an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Pricing Committee would determine the fair value of affected securities by considering factors including, but not limited to: index options and futures traded subsequent to the close; American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as Standard & Poor’s Depository Receipts (“SPDRs”) and other exchange traded funds (“ETFs”); and alternative market quotes on the affected securities. In addition, the Funds may use a systematic fair valuation model provided by an independent third party in certain circumstances to assist in adjusting the valuation of foreign securities.

As of December 31, 2008, the aggregate amount of fair valued securities, excluding any foreign securities fair valued pursuant to a systematic fair valuation model, as a percentage of net assets for the Funds was as follows:

Core Growth Fund	1.58%
Emerging Markets Small Cap Fund	—
Global Opportunities Fund	—
Global Science & Technology Fund	2.47%
Heritage Growth Fund	—
Heritage Value Fund	—
International Growth Fund	—
International Opportunities Fund	0.04%
Micro Cap Fund	0.54%
Micro Cap Value Fund	1.41%
Small Cap Growth Fund	1.72%
Small Cap Value Fund	1.87%
Strategic Income Fund	1.61%
Ultra Growth Fund	7.74%
1st Source Income Equity Fund	—
1st Source Long/Short Fund	—
U.S. Treasury Fund	—
1st Source Income Fund	2.10%

In March 2008, the Financial Accounting Standards Board (FASB) issued FASB Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161). SFAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position, financial performance and cash flows. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statement disclosures.

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2008 (UNAUDITED)

Foreign Currency Translations – Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rate. Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions, including currency, political, economic, regulatory, and market risks.

Investment in Securities – Security transactions are accounted for on the trade date.

Short Sales – To a limited extent, the Equity Funds may enter into short sales whereby a fund sells a security it generally does not own (the security is borrowed), in anticipation of a decline in the security’s price. If a fund shorts a security when also holding a long position in the security (a “short against the box”), as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.

Options Transactions – The Equity Funds may buy and sell put and call options, write covered put and call options, including over-the-counter options, on portfolio securities where the completion of the obligation is dependent upon the credit standing of another party. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Repurchase Agreements – The Funds may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase and the fund to resell the obligation at an agreed upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the fund has the right to use the collateral to offset losses incurred.

3. OPTIONS CONTRACTS WRITTEN

Options written activity during the year or period ended December 31, 2008 was as follows:

	Options Outstanding at Beginning of Period	Written	Closed	Exercised	Expired	Options Outstanding at End of Period
Heritage Growth Fund
Premium amount	$—	$7,450	$(7,450)			$—
Number of contracts	—	50	(50)			—
Heritage Value
Premium amount	$—	$30,705				$30,705
Number of contracts	—	110				110
Micro Cap Value Fund
Premium amount	$—	$426,991	$(116,551)		$(191,037)	$119,403
Number of contracts	—	1,788	(400)		(628)	760
Strategic Income Fund
Premium amount	$—	$43,375	$(1,115)			$42,260
Number of contracts	—	490	(25)			465

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2008 (UNAUDITED)

4. FEDERAL INCOME TAX INFORMATION

As of December 31, 2008, the cost and unrealized appreciation (depreciation) of securities, excluding written options and securities sold short, on a tax basis were as follows:

	Core Growth Fund	Emerging Markets Small Cap Fund	Global Opportunities Fund[1]	Global Science & Technology Fund	Heritage Growth Fund	Heritage Value Fund	International Growth Fund
Cost	$579,167,136	$38,325,799	$25,451,107	$85,989,289	$80,935,665	$3,666,197	$174,174,907

Gross appreciation	$46,251,604	$420,061	$3,010,888	$1,077,785	$2,599,268	$230,374	$12,516,967
Gross (depreciation)	(223,533,350)	(18,772,262)	(463,417)	(36,756,170)	(20,986,753)	(502,575)	(64,560,727)

Net appreciation (depreciation)	$(177,281,746)	$(18,352,201)	$2,547,471	$(35,678,385)	$(18,387,485)	$(272,201)	$(52,043,760)

	International Opportunities Fund	Micro Cap Fund	Micro Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund	Strategic Income Fund
Cost	$63,675,582	$322,474,385	$76,031,173	$640,269,273	$288,212,802	$24,586,644

Gross appreciation	$1,970,647	$16,969,335	$5,212,984	$87,757,066	$8,624,845	$239,311
Gross (depreciation)	(21,445,577)	(122,667,468)	(24,446,380)	(183,289,746)	(117,942,125)	(9,961,890)

Net appreciation (depreciation)	$(19,474,930)	$(105,698,133)	$(19,233,396)	$(95,532,680)	$(109,317,280)	$(9,722,579)

	Ultra Growth Fund	1st Source Income Equity Fund	1st Source Long/Short Fund	U.S. Treasury Fund	1st Source Income Fund
Cost	$114,847,627	$1,064,948,282	$113,745,062	$148,916,402	$87,915,054

Gross appreciation	$8,210,613	$12,256,671	$3,191,863	$41,308,321	$2,522,154
Gross (depreciation)	(30,495,472)	(185,914,263)	(19,087,822)	—	(2,265,471)

Net appreciation (depreciation)	$(22,284,859)	$(173,657,592)	$(15,895,959)	$41,308,321	$256,683

[1]	Inception date of the the Fund was November 17, 2008.

The difference between book-basis and tax-basis unrealized gains are primarily attributable to wash sales and other temporary tax adjustments.

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2008 (UNAUDITED)

5. TRANSACTIONS WITH AFFILIATES

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The following Funds conducted transactions during the period ended December 31, 2008 with “affiliated companies” as so defined:

	Share Activity					Dividends Credited to Income for the Three Months ended 12/31/08	Gain Realized on Sale of Shares for the Three Months ended 12/31/08
	Balance 9/30/08	Purchases / Additions	Sales / Reductions	Balance 12/31/08
Micro Cap Fund
inTEST Corp.	565,045	—	565,045	—	*	—	(2,831,317)
Tamalpais Bancorp	254,618	—	3,045	251,573		15,277	(4,901)

						$15,277	$(2,836,218)
Small Cap Value Fund
MicroFinancial, Inc.	742,623	—	742,623	—	*	$35,851	$(6,809,925)

*	No longer affiliated as of December 31, 2008.

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2008 (UNAUDITED)

6. RESTRICTED SECURITIES

The Funds may own investments that were purchased through private placement transactions or under Rule 144A of the Securities Act of 1933 (the “Securities Act”) and cannot be sold without prior registration under the Securities Act or may be limited due to certain restrictions. These securities are generally deemed to be illiquid and are valued at fair value as determined by a designated Pricing Committee, comprised of personnel of the Advisor, with oversight by the Board of Directors and in accordance with Board-approved Pricing Policies and Procedures. If and when such securities are registered, the costs of registering such securities are paid by the issuer. At December 31, 2008, the Funds held the following restricted securities:

	Security Type	Acquisition Date	Acquisition Cost	Fair Value	Value as % of Net Assets
Core Growth Fund
DataPath, Inc.	Common Stock	6/23/06	$7,566,680	$6,879	—
Solar Capital, LLC	Common Stock	3/7/07	13,200,900	6,301,230	1.58%

			$20,767,580	$6,308,109	1.58%
Global Science & Technology Fund
BlueArc Corp.	Warrants	4/2/08 - 5/30/08	$—	$—	—
BlueArc Corp., Series DD	Preferred Stock	6/6/06	324,998	355,412	0.71%
BlueArc Corp., Series FF	Preferred Stock	5/30/08	628,066	628,066	1.26%
Incipient, Inc., Series D	Preferred Stock	2/7/06	139,219	302	—
Montagu Newhall Global Partners II-B, L.P.	LP Interest	10/10/03 - 5/12/08	384,387	238,740	0.48%
Point Biomedical Corp., Series A	Preferred Stock	12/6/07 - 12/7/07	21,508	197	—
Xtera Communications, Inc., Series A-1	Preferred Stock	9/3/03	7,076	6,339	0.01%

			$1,505,254	$1,229,056	2.46%
International Opportunities Fund
Club Cruise Entertainment & Travelling Services Europe N.V.	Warrants	9/24/07	$280,622	$—	—
Star Asia Finance Ltd.	Common Stock	2/22/07 - 4/18/08	850,290	18,220	0.04%

			$1,130,912	$18,220	0.04%
Micro Cap Fund
Cardica, Inc.	Warrants	6/7/07	$19,380	$—	—
Familymeds Group, Inc.	Warrants	12/1/04	—	—	—
Goldwater Bank, N.A.	Common Stock	2/28/07	1,540,000	1,156,540	0.53%
Point Biomedical Corp., Series A	Preferred Stock	12/6/07 - 12/7/07	226,364	2,070	—

			$1,785,744	$1,158,610	0.53%

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2008 (UNAUDITED)

RESTRICTED SECURITIES (continued)

	Security Type	Acquisition Date	Acquisition Cost	Fair Value	Value as % of Net Assets
Micro Cap Value Fund
Cardica, Inc.	Warrants	6/7/07	$9,302	$—	—
Club Cruise Entertainment & Travelling Services Europe N.V.	Warrants	9/24/07 - 10/4/07	213,265	—	—
Familymeds Group, Inc.	Warrants	12/1/04	—	—	—
Goldwater Bank, N.A.	Common Stock	2/28/07	419,000	314,669	0.54%
Idaho Trust Bancorp	Common Stock	8/30/06	500,004	500,004	0.86%
NeurogesX, Inc.	Warrants	12/28/07	3,800	—	—
Point Biomedical Corp., Series A	Preferred Stock	12/6/07 - 12/7/07	45,272	414	—

			$1,190,643	$815,087	1.40%
Small Cap Growth Fund
Bravo Health, Inc., Series G	Preferred Stock	11/1/04	$571,428	$851,666	0.16%
Fluidigm Corp., Series E	Preferred Stock	12/22/06	2,500,000	1,932,138	0.36%
Incipient, Inc., Series D	Preferred Stock	2/7/06	1,860,778	4,045	—
Montagu Newhall Global Partners II-B, L.P.	LP Interest	10/10/03 - 5/12/08	3,643,853	2,387,406	0.45%
Montagu Newhall Global Partners III-B, L.P.	LP Interest	3/16/06 - 6/27/08	703,298	500,603	0.09%
Nanosys, Inc., Series D	Preferred Stock	11/8/05	2,000,000	1,633,898	0.31%
Orqis Medical Corp., Series D	Preferred Stock	2/28/07	1,200,000	825,000	0.15%
Point Biomedical Corp., Series A	Preferred Stock	12/6/07 - 12/7/07	286,777	2,623	—
TargetRX, Inc., Series D	Preferred Stock	4/8/05	769,098	3,628	—
Valera Pharmaceuticals, Inc. CSR VP003	Common Stock	2/1/06 - 2/2/06	243,922	—	—
Valera Pharmaceuticals, Inc. Ureteral Stent	Common Stock	2/1/06 - 2/2/06	162,615	—	—
Zonare Medical Systems, Inc.	Warrants	6/30/04	—	—	—
Zonare Medical Systems, Inc., Series E	Preferred Stock	6/30/04	1,500,000	1,069,345	0.20%

			$15,441,769	$9,210,352	1.72%
Small Cap Value Fund
Solar Capital, LLC	Common Stock	3/7/07	$7,079,100	$3,379,090	1.84%
Star Asia Finance Ltd.	Common Stock	2/22/07	6,000,000	60,000	0.03%

			$13,079,100	$3,439,090	1.87%
Strategic Income Fund
Redcorp Ventures Ltd.	Common Stock		$—	$—	—
Redcorp Ventures Ltd., 13.00%, 7/11/12	Corporate Bond	7/5/07	282,956	84,771	0.56%
Solar Capital, LLC	Common Stock	3/7/07	294,000	140,336	0.93%
Star Asia Finance Ltd.	Common Stock	2/22/07 - 4/28/08	619,710	17,279	0.12%

			$1,196,666	$242,386	1.61%

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2008 (UNAUDITED)

RESTRICTED SECURITIES (continued)

	Security Type	Acquisition Date	Acquisition Cost	Fair Value	Value as % of Net Assets
Ultra Growth Fund
Bravo Health, Inc., Series G	Preferred Stock	11/1/04	$571,428	$851,666	0.93%
Montagu Newhall Global Partners II-B, L.P.	LP Interest	10/10/03 - 5/12/08	3,279,467	2,148,660	2.34%
Montagu Newhall Global Partners III-B, L.P.	LP Interest	3/16/06 - 6/27/08	765,000	500,603	0.55%
Nanosys, Inc., Series D	Preferred Stock	11/8/05	500,001	408,476	0.45%
Ophthonix, Inc., Series C	Preferred Stock	9/23/05	500,000	504	—
TargetRX, Inc., Series D	Preferred Stock	4/8/05	230,904	1,089	—
TherOx, Inc., Series I	Preferred Stock	7/7/05	1,000,000	1,557,119	1.70%
Transoma Medical, Inc., Series B	Preferred Stock	1/20/06	475,001	820,104	0.89%
Xtera Communications, Inc., Series A-1	Preferred Stock	9/3/03	99,065	88,738	0.10%
Zonare Medical Systems, Inc.	Warrants	6/30/04	—	—	—
Zonare Medical Systems, Inc., Series E	Preferred Stock	6/30/04	1,000,000	712,896	0.78%

			$8,420,866	$7,089,855	7.74%
1st Source Income Fund
Access Group, Inc., Flr, 9/1/37	Muncipal Bond	2/7/08	$550,000	$522,500	0.59%
Iowa Student Loan Liquidity Corp., 12/1/37	Muncipal Bond	9/21/07	500,000	475,000	0.54%
Kentucky Higher Education Student Loan Corp., 6/1/36	Muncipal Bond	2/7/08	600,000	570,000	0.64%
Targeted Return Index Fund, 6.814%, 1/15/12	Corporate Bond	1/3/06	276,038	290,054	0.33%

			$1,926,038	$1,857,554	2.10%
LP Limited Partnership Interest

7. PURCHASE COMMITMENTS

In September 2003, the Global Science & Technology, Small Cap Growth and Ultra Growth Funds entered into subscription agreements to acquire limited partnership interests in Montagu Newhall Global Partners II-B, L.P. The remaining commitment amounts at December 31, 2008 were $110,000, $1,100,000 and $990,000, respectively. Securities held by the Funds have been designated to meet these purchase commitments.

In November 2004, the Small Cap Growth and Ultra Growth Funds entered into subscription agreements to acquire shares of Bravo Health, Inc., Series G Pfd. The remaining commitment amounts at December 31, 2008 were $428,572 per Fund. Securities held by the Funds have been designated to meet these purchase commitments.

In December 2005, the Small Cap Growth and Ultra Growth Funds entered into subscription agreements to acquire limited partnership interests in Montagu Newhall Global Partners III-B, L.P. The remaining commitment amounts at December 31, 2008 were $660,000 per Fund. Securities held by the Funds have been designated to meet these purchase commitments.

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2008 (UNAUDITED)

8. FAIR VALUE MEASUREMENTS

Each fund adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (‘‘FAS 157’’), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 has established a three-tier hierarchy to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value for the year ended December 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation.

The following is a summary of the fair valuations according to the inputs used as of December 31, 2008 in valuing the Fund’s assets and liabilities:

Fund		Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/2008
Core Growth Fund	Investments in Securities	$347,411,566	$54,473,824	$—	$401,885,390

Emerging Markets Small Cap Fund	Investments in Securities	5,797,891	14,175,707	—	19,973,598

Global Opportunities Fund	Investments in Securities	14,234,573	13,764,005	—	27,998,578

Global Science & Technology Fund	Investments in Securities	34,924,760	14,157,087	1,229,056	50,310,903

Heritage Growth Fund	Investments in Securities	59,595,971	2,952,208	—	62,548,179

Heritage Value Fund	Investments in Securities	2,898,207	462,000	—	3,360,207

International Growth Fund	Investments in Securities	10,113,450	112,017,698	—	122,131,148

International Opportunities Fund	Investments in Securities	8,185,117	36,015,534	—	44,200,651

Micro Cap Fund	Investments in Securities	182,150,211	33,467,430	1,158,610	216,776,251

Micro Cap Value Fund	Investments in Securities	49,151,447	6,729,843	815,087	56,696,377
	Other Financial Instruments	—	43,123	—	43,123

		49,151,447	6,772,966	815,087	56,739,500

Small Cap Growth Fund	Investments in Securities	491,711,296	43,814,946	9,210,352	544,736,594

Small Cap Value Fund	Investments in Securities	160,868,527	18,026,995	—	178,895,522

Strategic Income Fund	Investments in Securities	12,751,350	1,764,314	—	14,515,664

Ultra Growth Fund	Investments in Securities	75,047,507	10,425,406	7,089,855	92,562,768

1st Source Income Equity Fund	Investments in Securities	737,665,190	153,625,500	—	891,290,690

1st Source Long/Short Fund	Investments in Securities	68,120,585	12,199,000	—	80,319,585

U.S. Treasury Fund	Investments in Securities	186,854,723	3,370,000	—	190,224,723

1st Source Income Fund	Investments in Securities	28,459,494	58,144,743	1,567,500	88,171,737

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2008 (UNAUDITED)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the fund during the period ending December 31, 2008:

Fund		Market Value Beginning Balance 10/01/2008	Purchases at Cost / Sales (Proceeds)	Amortization Disc / (Prem)	Realized Gain / (Loss)	Unrealized Gain / (Loss)	Market Value Ending Balance 12/31/2008
Core Growth Fund	Investments in Securities	$18,726	$—	$—	$(18,726)	$—	$—

Global Science & Technology Fund	Investments in Securities	1,380,784	20,000	—	—	(171,728)	1,229,056

International Opportunities Fund	Investments in Securities	2,428	—	—	(2,428)	—	—

Micro Cap Fund	Investments in Securities	1,223,290	—	—	—	(64,680)	1,158,610

Micro Cap Value Fund	Investments in Securities	832,685	—	—	—	(17,598)	815,087

Small Cap Growth Fund	Investments in Securities	11,678,921	172,418	—	—	(2,640,987.00)	9,210,352

Small Cap Value Fund	Investments in Securities	8,964	—	—	(8,964)	—	—

Ultra Growth Fund	Investments in Securities	9,122,653	180,000	—	—	(2,212,798)	7,089,855

1st Source Income Fund	Investments in Securities	1,617,000	—	—	—	(49,500)	1,567,500

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WASATCH FUNDS, INC.

By:	/s/ Samuel S. Stewart, Jr.
Samuel S. Stewart, Jr.
President (principal executive officer) of Wasatch Funds, Inc.

Date: March 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel S. Stewart, Jr.
Samuel S. Stewart, Jr.
President (principal executive officer) of Wasatch Funds, Inc.

Date: March 2, 2009

By:	/s/ Eric Huefner
Eric Huefner
Vice President (principal financial officer) of Wasatch Funds, Inc.

Date: March 2, 2009